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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Annual Report

AUGUST 31, 2016

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988

www.sheltoncap.com
email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2016

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	7
Top Holdings and Sector Breakdowns	9
Portfolio of Investments	13
Statements of Assets & Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	36
Financial Highlights	41
Notes to Financial Statements	51
Report of Independent Registered Public Accounting Firm	59
Fund Holdings	60
Proxy Voting Policies, Procedures and Voting Records	60
Board of Trustees and Executive Officers	61

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2016

Bond Funds

Major themes impacting the bond markets in the last fiscal year were the falling oil prices, which along with slowing growth in China raised concerns of global economic slowdown, the ongoing anticipation of the Fed raising the Fed Funds rate, the United Kingdom’s vote to leave the European Union, aka “Brexit”. The US economy has continued to improve as measured by most economic statistics, but the recovery continues to be anemic, with positive growth but not robust enough to compel the Federal Reserve to tighten Fed Funds rates beyond the 25bp tightening in December 2015.

Interest rates on US Treasuries have remained low, with the yield curve flattening in response to the aforementioned hike in the Fed Funds rate and anticipation of further increases raising the short end of the curve. Fear of global economic slowdown, lack of inflation, and the relatively high yields of US Treasuries as compared to other sovereign debt brought the long end of the curve down. The 10 year US Treasury traded in a range from 1.97-2.34% over the first four months of the fiscal year. Concerns over falling oil prices and slowing global growth resulted in an equity selloff and flight to quality which pushed the 10 year US Treasury yield down from 2.30% in the last week of December to 1.66% in the second week of February. From mid-February through May the yield ranged from 1.69% to 1.98%. The period of June through the first week of July were dominated by the anticipation and results of the Brexit vote, driving the 10 year Treasury yield as low as 1.36% in early July. The yields rebounded slightly and traded in a relatively narrow range of 1.45-1.63% over the remainder of the fiscal year.

The three month T-Bill had a range of -0.03% to 0.35%, ending the fiscal year at .33%. The yield on the two-year note ranged from 0.55% to 1.09%, ending the fiscal year at 0.81%. The five-year note ranged from 0.94% to 1.79%, ending the fiscal year at 1.20%. The 10-year yield ranged from 1.36% to 2.35%, ending the year at 1.58%. The 30-year yield ranged between 2.10% and 3.12%, ending the year at 2.23%.

The U.S. Government Securities Fund ended the fiscal year ended August 31, 2016 with a duration of 5.04 years and total return on the direct shares for the period is 3.25%. All of the securities in the portfolio are backed by the full faith and credit of the United States.

As of the August 31, 2016 fiscal year end, the total return for the Direct Shares of the Short-Term U.S. Government Bond Fund was 0.38%, and it had a duration of 1.75 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than three years, and all the securities in the portfolio are backed by the full faith and credit of the United States.

The California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of the State of California as well as those specific to each issuer. California municipal bond investors continue benefit from crossover investors looking for yield and economic conditions in CA are generally strong. Standard & Poor’s, Moody’s and Fitch all maintained their rating on CA GO bonds at AA-, Aa3, and AA- respectively. Live the US Treasury yield curve, the Bloomberg US California Muni yield curve flattened over the course of the year. The difference in yield between the 2 year and 10 year bonds at fiscal year end was at 89 basis points as compared to 188 basis points at the end of the prior fiscal year end.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2016 was 4.60%, and the duration was 4.58 years at fiscal year end. The portfolio average credit rating is AA.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2016

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/16
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	4.60%	3.97%	3.88%	5.97%
Barclays Municipal Bond Index	6.88%	4.80%	4.87%	6.52%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/16
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	3.25%	1.29%	2.89%	5.70%
Barclays GNMA Index	3.72%	2.38%	4.70%	6.73%
Barclays Treasury Index	5.15%	2.56%	4.56%	6.55%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/16
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	2.77%	0.79%	2.37%	2.41%
Barclays GNMA Index	3.72%	2.38%	4.70%	4.50%
Barclays Treasury Index	5.15%	2.56%	4.56%	4.10%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/16
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	0.38%	-0.07%	1.58%	2.21%
Barclays 1-3 Yr. Treasury Index	1.05%	0.64%	2.30%	3.12%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/16
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.10%	-0.55%	1.08%	1.04%
Barclays 1-3 Yr. Treasury Index	1.05%	0.64%	2.30%	2.19%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2016

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The S&P SmallCap Fund and S&P MidCap Index Fund each had a correlation coefficient of 1.000 for the fiscal year. The S&P 500 Index Fund and the Nasdaq-100 Index Fund had a correlation of 0.999.

During the fiscal year, the direct shares of the S&P SmallCap Index Fund out-performed the Direct Shares of the S&P 500 and MidCap Index Fund by posting gains of 12.48%, compared to 12.21% and 11.86%, respectively. It’s important to note, however, that the S&P 500 exhibited more price stability than the other two funds and at one point around mid-February, the MidCap and SmallCap were down over 10%. While the S&P 500 fell during the same sell-off, it was to a lesser extent. Equity markets in the United States have been driven by concerns over market valuations and serious geopolitical challenges that continue to exist from the previous periods, including armed conflict in the Middle East and Europe, the continued weakness in economic growth in China and continued terrorist events throughout the world. Some commodities prices have dropped considerably over the past several years including corn, oil and wheat. Gold has shown strength in 2016 in what we can begin to draw a picture of investor uncertainty about markets. Substantial political uncertainty is easily measured by polls demonstrating favorability of the two leading candidates of President – or in this year’s case unfavorability at -10.0 and -19.8 for Trump and Clinton, respectively. There is also a substantial shift in electoral politics that make the outcome of the election difficult to cast. In the shadow of the recent Brexit, one cannot underestimate the probability of a surprise outcome. Economic policies voiced by both candidates in order to motivate middle and lower-class voters, are viewed by the portfolio manager to be damaging to economic growth and a serious threat to the global economy. One only needs to compare Smoot Hawley to today’s political rhetoric to understand the real economic risk political populism represents. The uncertainty of knowing whether or not they’ll govern consistent with campaign rhetoric is a real concern.

Lastly, the Federal Reserve Bank is widely expected to continue raising short-term interest rates and unwinding the most significant fiscal stimulus policy ever contemplated, except that this was the case last year, as well. Delays are viewed by some as welcome relief and to others as a warning sign of an uncertain hand guiding the economy. Currently, there is open debate among the board about when to raise again and equity markets are selling off or rallying on the lastest best guesses of what will happen next. Historically, a criticism has been leveled the Fed has acted too slow when adjusting rates and there is a real risk that this might be happening again. Investors should expect additional short-term volatility because of changing expectations in what the Fed may do.

On the plus side, unemployment and under-employment have improved considerably. Lower commodities and low inflation has traditionally been good for American families and as they spend less on these necessities, they are able to improve their lives with spending on other goods and services.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however that during periods where large-cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons: First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small-cap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (Direct Shares) finished up 12.46%, versus a benchmark performance of 13.07%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 2016, Apple Inc. alone made up 10.7% of the index and the top ten holdings accounted for over 50% of the index. It provides investors a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large-cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting of its holdings. The Fund (Direct Shares) was down 3.49% for the year and out- performed its benchmark, which was down 5.14%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because, in some cases, ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Shelton Core Value Fund is a value fund that focuses on income as well as the potential for capital appreciation. The Direct Shares were up 9.83% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 2.71%. The Fund maintained close to 100% exposure to the US equity markets for the first half of the year and began reducing market exposure and writing options during the final two quarters of the fiscal year. This is designed to increase the cash generated by the investments in the portfolio and has the potential to reduce volatility of the fund relative to its benchmark. We have remained bullish on US equities as interest rates have been maintained at near zero levels but at this point, we are concerned about the risks discussed above and have begun reducing the overall exposure and making selections that we believe to have less exposure to overall macro trends. During most of the year, economic conditions remained good for US stocks and we have maintained diversified exposure to most economic sectors. Valuations of the stock markets, as measured by Price/Earnings ratios, increased through from a low point in February through the end of the period. According to Bloomberg, the P/E ratio on the S&P 500 Index at the end of August 2015 was over 20, up from 17.44 at the beginning of the period. While this ratio has risen higher than this level in the past, the message we repeat is that the easy money in the equity markets is behind us, and an important take away here is that a large part of the return in the fund was driven by increases in how the market valued earnings, and not by strong earnings growth or economic strength.

The Fed is looking to normalize interest rates, albeit slowly, and the markets view this move as a head wind for equity valuations. In the opinion of the manager, the perception of the risk is much more substantial than the actual impact of a move from a zero rate policy to rates between 0.5% and 1.5%, as contemplated by some economists.

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable, and US equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. Our political dysfunction, in my opinion, is singularly responsible for the poor economic growth we are seeing in the economy. We will become much more bullish if the political dialog about economic policy improves as we believe this is the simplest, most direct route to economic growth and labor market participation. Capital markets perform best with a strong rule of law governing property rights and minimal incremental government influence.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2016

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	12.21%	14.38%	7.33%	9.10%
S&P 500 Composite Stock Price Index	12.55%	15.45%	7.87%	9.41%

K SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	11.65%	13.81%	6.81%	7.29%
S&P 500 Composite Stock Price Index	12.55%	15.45%	7.87%	8.29%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	11.86%	13.59%	8.72%	11.64%
S&P MidCap 400 Index	12.30%	14.05%	9.24%	12.00%

K SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	11.31%	13.03%	8.19%	9.05%
S&P MidCap 400 Index	12.30%	14.05%	9.24%	10.10%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	12.48%	15.11%	8.41%	9.38%
S&P SmallCap 600 Index	13.20%	15.15%	8.72%	10.02%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2016

K SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	11.89%	14.53%	7.88%	9.13%
S&P SmallCap 600 Index	13.20%	15.15%	8.72%	10.02%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	9.83%	12.91%	7.47%	7.97%
S&P / Citigroup Value Index	13.13%	14.16%	5.87%	7.70%
S&P 500 Composite Stock Price Index	12.55%	15.45%	7.87%	8.39%

K SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	9.30%	12.34%	6.90%	7.78%
S&P / Citigroup Value Index	13.13%	14.16%	5.87%	7.52%
S&P 500 Composite Stock Price Index	12.55%	15.45%	thu	8.29%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	-3.49%	3.56%	0.46%	0.85%
Dow Jones STOXX 50 Index (USD)	-5.14%	3.29%	-0.07%	0.59%

K SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	-3.99%	3.03%	-0.03%	3.50%
Dow Jones STOXX 50 Index (USD)	-5.14%	3.29%	-0.07%	3.95%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2016

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	12.46%	17.64%	12.50%	1.70%
Nasdaq-100 Index	13.07%	17.81%	12.77%	2.21%

K SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	11.96%	17.04%	11.95%	9.89%
Nasdaq-100 Index	13.07%	17.81%	12.77%	10.75%

The Shelton Green Alpha Fund is a diversified mutual fund that seeks to achieve long-term capital appreciation by investing in U.S. common stocks and ADRs in the green or sustainable economy. The Fund invests primarily in stocks of companies that are believed by the Sub-Advisor to be leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued relative to their growth potential. For the year ending August 31, 2016 the Shelton Green Alpha Fund’s return was 6.29%, underperforming the 12.55% return of the S&P 500 Index, the Fund’s benchmark. During this period the Fund exhibited higher levels of volatility than the Fund’s benchmark and the Sub Advisor expects this to continue. Although the Fund’s Price to Book (the Fund’s was 1.90 vs. the benchmark’s 2.86) ratio, the Price to Sales (the Fund’s 0.92 vs. the benchmark’s 1.93), and the Price to Earnings (the Fund’s 19.64 vs. the benchmark’s 20.40) ratios compare conservatively, the Price to Cash Flow (the Fund’s 23.48 v. the benchmark’s 11.28) is substantially higher. This indicates, at least in part, that the portfolio pricing reflects expected growth in the individual stocks held in the Fund. At the time of this writing, the Sub Advisor believes that the stocks held by the Fund are reasonably valued in light of their growth prospects.

As of August 31, 2016, the Fund was invested in 54 companies in 9 sectors, representing 22 industry groups, according to the Bloomberg Industry Classification Scheme (BICS). In line with the Fund’s environmental focus, the Fund’s exposure to what portfolio management considers environmental leaders in a number of industries includes solar PV and thin-film, water desalination, waste-to-value building materials, machinery, electric vehicles, mobile communications, machine-to-machine internet, energy efficiency and lighting, natural foods and wind power, among others. It is the Sub Advisor’s belief that environmental responsibility may enhance corporate profitability, which in turn may produce competitive returns.

The Sub Advisor believes that the current equity markets represent attractive investment opportunities for investors seeking equity exposure to the green economy and are comfortable with the associated risks and volatility due to the Fund’s security selection and environmental focus.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/16

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception** (Annualized)
Shelton Green Alpha Fund	6.29%	N/A**	N/A**	11.37%
S&P 500 Composite Stock Price Index	12.55%	N/A	N/A	14.41%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2016

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,020	$ 3.51	0.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.52	0.69%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,010	$ 3.75	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.77	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,009	$ 6.28	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,002	$ 2.98	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.01	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 999	$ 5.49	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.55	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 1.11	0.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,024	$ 1.12	0.22%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 1.11	0.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,024	$ 1.12	0.22%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,133	$ 1.94	0.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 1.84	0.36%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,131	$ 4.62	0.86%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,174	$ 3.18	0.58%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.96	0.58%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,170	$ 5.91	1.08%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,185	$ 4.08	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.77	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,182	$ 6.82	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,112	$ 4.15	0.78%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.97	0.78%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,109	$ 6.80	1.28%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.51	1.28%

About Your Fund’s Expenses (Unaudited) August 31, 2016 (Continued)

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period*	Net Annual Expense Ratio
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,098	$ 5.29	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.09	1.00%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,095	$ 7.92	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.63	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,139	$ 2.64	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.50	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,136	$ 5.33	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.04	0.99%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,081	$ 6.87	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.66	1.31%

*	Expenses are equal to the Fund’s expense ratio annualized

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2016

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	EAST SIDE UNION HIGH SCHOOL DISTRICT	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,777,833	4.4%
2	CALIFORNIA STATE PUBLIC WORKS BOARD	Lease Revenue Bonds; 2009 Series I-1	3,492,240	4.1%
3	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	3,269,130	3.8%
4	STATE OF CALIFORNIA	Tax- Exempt Various Purpose General Obligation Bonds	3,193,680	3.8%
5	LOS RIOS COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2008 Election, Series B	3,046,075	3.6%
6	MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; Election of 2008, Series 2013A	2,821,574	3.3%
7	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (University of Southern California); Series 2009A	2,726,250	3.2%
8	EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE	Water System Revenue Bonds; 2015 Series B	2,658,727	3.1%
9	WILLIAM S HART UNION HIGH SCHOOL DISTRICT	General Obligation Bonds; 2001 Election, Series B	2,570,460	3.0%
10	CITY OF LOS ANGELES CA	General Obligation refunding Bonds; Series 2012-A	2,398,940	2.8%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	8/15/2023	$ 2,677,979	11.0%
2	United States Treasury Note	11/15/2018	2,660,010	11.0%
3	United States Treasury Note	2/15/2022	2,492,063	10.3%
4	United States Treasury Note	2/15/2021	2,212,734	9.1%
5	United States Treasury Note	3/31/2018	2,168,783	8.9%
6	United States Treasury Note	8/15/2020	2,117,539	8.7%
7	United States Treasury Note	5/15/2025	2,095,039	8.6%
8	United States Treasury Note	2/15/2019	1,988,358	8.2%
9	United States Treasury Note	5/15/2038	1,878,195	7.7%
10	United States Treasury Note	6/30/2017	1,726,373	7.1%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2019	$ 1,110,334	20.6%
2	United States Treasury Note	1/31/2018	1,102,214	20.4%
3	United States Treasury Note	6/30/2018	1,005,840	18.7%
4	United States Treasury Note	7/31/2017	710,842	13.2%
5	United States Treasury Note	6/30/2019	702,078	13.0%
6	United States Treasury Note	1/31/2017	601,162	11.1%
7	Government National Mortgage Association	11/20/2034	104,554	1.9%
8	Government National Mortgage Association	6/20/2034	55,929	1.0%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2016

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/15/2016	$ 20,497,967	28.1%
2	United States Treasury Bill	9/1/2016	19,100,000	26.2%
3	United States Treasury Bill	10/13/2016	15,593,872	21.4%
4	United States Treasury Bill	1/12/2017	6,290,592	8.6%
5	United States Treasury Bill	2/2/2017	5,091,145	7.0%
6	United States Treasury Bill	11/3/2016	3,798,008	5.2%
7	United States Treasury Bill	9/22/2016	1,599,779	2.2%
8.	United States Treasury Bill	12/1/2016	899,269	1.2%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 4,637,630	3.3%
2	Microsoft Corp	3,537,409	2.5%
3	Exxon Mobil Corp	2,742,992	1.9%
4	Johnson & Johnson	2,501,127	1.8%
5	General Electric Co	2,359,525	1.7%
6	Amazon.com Inc	2,152,878	1.5%
7	Berkshire Hathaway Inc	2,030,560	1.4%
8	Facebook Inc	1,986,767	1.4%
9	AT&T Inc	1,883,996	1.3%
10	JPMorgan Chase & Co	1,872,111	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Mettler-Toledo International Inc	$ 1,101,991	0.8%
2	IDEXX Laboratories Inc	1,029,443	0.7%
3	Ingredion Inc	942,833	0.7%
4	WhiteWave Foods Co/The	925,847	0.7%
5	Duke Realty Corp	920,564	0.7%
6	CDK Global Inc	892,196	0.6%
7	ResMed Inc	890,912	0.6%
8	Cooper Cos Inc/The	889,069	0.6%
9	Synopsys Inc	885,080	0.6%
10	Everest Re Group Ltd	866,535	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2016

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Piedmont Natural Gas Co Inc	$ 400,086	0.7%
2	ABIOMED Inc	386,017	0.7%
3	Take-Two Interactive Software Inc	308,594	0.6%
4	PrivateBancorp Inc	304,694	0.6%
5	Medical Properties Trust Inc	304,682	0.6%
6	EMCOR Group Inc	301,302	0.5%
7	Healthcare Realty Trust Inc	296,012	0.5%
8	ViaSat Inc	280,198	0.5%
9	Southwest Gas Corp	277,465	0.5%
10	Cirrus Logic Inc	271,157	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	Ford Motor Co	$ 8,854,020	5.5%
2	JPMorgan Chase & Co	7,183,350	4.4%
3	Sprouts Farmers Market Inc	5,857,800	3.6%
4	Chevron Corp	5,363,328	3.3%
5	Wells Fargo & Co	4,464,761	2.8%
6	Anthem Inc	4,040,084	2.5%
7	Goldman Sachs Group Inc/The	4,024,675	2.5%
8	PPG Industries Inc	3,981,088	2.5%
9	Exxon Mobil Corp	3,767,585	2.3%
10	Celgene Corp	3,758,742	2.3%

European Growth & Income Fund

Security		Market Value	Percentage of Total Investment
1	Nestle SA	$ 597,204	6.7%
2	Novartis AG	563,757	6.4%
3	Roche Holding AG	475,480	5.4%
4	Anheuser-Busch InBev SA/NV	458,911	5.2%
5	Siemens AG	446,613	5.0%
6	Bayer AG	440,017	5.0%
7	AXA SA	398,854	4.5%
8	British American Tobacco PLC	384,989	4.3%
9	Royal Dutch Shell PLC	365,821	4.1%
10	GlaxoSmithKline PLC	349,853	3.9%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2016

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 29,697,602	9.6%
2	Microsoft Corp	23,473,558	7.6%
3	Amazon.com Inc	18,281,395	5.9%
4	Facebook Inc	16,751,637	5.4%
5	Alphabet Inc - Class K	13,353,573	4.3%
6	Alphabet Inc - Class A	11,708,736	3.8%
7	Intel Corp	10,385,489	3.4%
8	Comcast Corp	10,121,891	3.3%
9	Cisco Systems Inc	9,691,223	3.1%
10	Amgen Inc	7,834,494	2.5%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Vestas Wind Systems A/S	$ 1,822,920	5.0%
2	Pattern Energy Group Inc	1,594,600	4.4%
3	First Solar Inc	1,308,572	3.6%
4	Applied Materials Inc	1,283,120	3.5%
5	Canadian Solar Inc	1,250,330	3.4%
6	International Business Machines Corp	1,191,600	3.3%
7	Alphabet Inc - Class K	1,188,928	3.3%
8	Trina Solar Ltd	1,187,630	3.3%
9	WhiteWave Foods Co/The	1,164,030	3.2%
10	United Natural Foods Inc	1,003,200	2.8%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (99.41%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	$3,000,000	6.125%	11/1/2029	$3,492,239
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,114,780
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,726,249
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	7/1/2043	1,126,370
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,245,123
CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,193,680
CALIFORNIA ST INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrustructure and Econ Dev Bank Revenue	1,200,000	5.000%	10/1/2033	1,527,696
CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,246,060
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	6/1/2026	2,658,727
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,777,833
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,568,760
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,237,340
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,092,755
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,198,690
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,879,950
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	7/1/2028	592,910
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,620,375
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	518,585
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,360,979
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,398,940
LOS ANGELES CA WSTWTR SYS REVE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	6/1/2044	615,165
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	342,371
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	3,046,075
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,115,360
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	576,995
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,821,574
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,341,924
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,083,710
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,553,494
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,154,770
Regents of the University of California 0.2%	1,900,000	0.450%	5/15/2032	1,900,000
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,269,130
ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	909,458
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,183,690

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	$2,000,000	5.000%	12/1/2036	$2,021,620
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,244,070
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,575,000
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	8/1/2027	1,460,243
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,101,170
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	575,055
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	806,169
San Francisco City & County Public Utilities	1,170,000	5.000%	11/1/2036	1,427,833
San Francisco City and Green Bond Series A	680,000	5.000%	11/1/2030	852,380
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,044,880
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,082,842
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	4/1/2034	1,253,050
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,764,200
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	220,678
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,151,140
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	7/1/2026	1,609,328
WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	8/1/2030	320,938
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,570,461
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,352,280

Total Municipal Bonds (Cost $76,436,495)				83,925,094

Variable Rate Demand Notes* (1.18%)
Assessment District No. 94-13 Limited Obligation Improvement Bonds; Adjustable Rate Series	500,000	0.520%	9/1/2016	500,000
Irvine CA Impt Bond ACT 1915 Adj Assmt Dist No 97	300,000	0.520%	9/1/2016	300,000
Irvine Impt ASM-18-A	200,000	0.520%	9/1/2016	200,000

Total Variable Rate Demand Notes (Cost $2,425,000)				1,000,000

Total Investments (Cost $78,861,495) (a) (100.60%)				$84,925,094
Liabilities in Excess of Other Assets (-0.60%)				(502,703)
Net Assets (100.00%)				$84,422,391

(a) Aggregate cost for federal income tax purposes is $78,818,267. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$6,196,852
Unrealized depreciation				(90,025)
Net unrealized appreciation				$6,106,827

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (7.39%)
	$671,288	3.500%	11/20/2044	$712,863
	2,687	10.000%	9/15/2018	2,733
	49,667	5.500%	1/15/2025	55,967
	287,679	5.500%	4/15/2036	326,125
	94,629	5.000%	7/15/2020	99,776
	167,715	6.000%	1/1/2026	191,783
	253,647	5.000%	3/15/2038	283,870
	117,226	6.000%	6/15/2038	134,049
Total Government National Mortgage Association (Cost $1,672,555)				1,807,166

United States Treasury Notes (84.13%)
	2,500,000	3.750%	11/15/2018	2,660,010
	400,000	2.75%	8/15/2042	445,000
	1,900,000	2.750%	2/15/2019	1,988,358
	1,700,000	2.500%	6/30/2017	1,726,373
	2,000,000	2.625%	8/15/2020	2,117,539
	2,000,000	3.625%	2/15/2021	2,212,734
	2,100,000	2.875%	3/31/2018	2,168,783
	2,400,000	2.000%	2/15/2022	2,492,063
	2,500,000	2.500%	8/15/2023	2,677,979
	2,000,000	2.125%	5/15/2025	2,095,039
Total United States Treasury Notes (Cost $20,047,815)				20,583,878

United States Treasury Bonds (7.68%)
	1,300,000	4.500%	5/15/2038	1,878,195
Total United States Treasury Bonds (Cost $1,543,419)				1,878,195

Total Investments (Cost $23,263,789) (a) (99.20%)				24,269,239
Other Net Assets (0.80%)				196,684
Net Assets (100.00%)				$24,465,923

(a) Aggregate cost for federal income tax purposes is $23,263,789. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows

Unrealized appreciation				$1,006,900
Unrealized depreciation				(1,450)
Net unrealized appreciation				$1,005,450

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (2.93%)
	$53,633	2.250%	6/20/2034	$55,929
	101,397	1.625%	11/20/2034	104,554
Total Government National Mortgage Association (Cost $155,820)				160,483

United States Treasury Notes (95.52%)
	700,000	2.375%	7/31/2017	710,842
	700,000	1.000%	6/30/2019	702,078
	600,000	0.875%	1/31/2017	601,162
	1,100,000	1.250%	1/31/2019	1,110,334
	1,100,000	0.875%	1/31/2018	1,102,214
	1,000,000	1.125%	6/15/2018	1,005,840
Total United States Treasury Notes (Cost $5,220,933)				5,232,470

Total Investments (Cost $5,376,753) (a) (98.45%)				5,392,953
Other Net Assets (1.55%)				85,182
Net Assets (100.00%)				$5,478,135

(a) Aggregate cost for federal income tax purposes is $5,376,753. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows

Unrealized appreciation				$19,642
Unrealized depreciation				(3,442)
Net unrealized appreciation				$16,200

The United States Treasury Trust	Portfolio of Investments	8/31/2016

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN (b) (97.22%)
	$20,500,000	9/15/2016	$20,497,967
	15,600,000	10/13/2016	15,593,871
	5,100,000	2/2/2017	5,091,145
	19,100,000	9/1/2016	19,100,000
	1,600,000	9/22/2016	1,599,779
	3,800,000	11/3/2016	3,798,008
	900,000	12/1/2016	899,269
	6,300,000	1/12/2017	6,290,592
Total United States Treasury Bills, DN (Cost $72,870,631)			72,870,631

Total Investments (Cost $72,870,631) (a) (97.22%)			$72,870,631
Other Net Assets (2.78%)			2,081,636
Net Assets (100.00%)			$74,952,267

(a) Aggregate cost for federal income tax purposes is $72,870,631.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Discount Note. Yield to maturity is between 0.22% - 0.41%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (98.60%)

Basic Materials (2.38%)
Air Products & Chemicals Inc	1,615	$251,326
Alcoa Inc	7,435	74,945
CF Industries Holdings Inc	1,795	46,670
Dow Chemical Co/The	6,895	369,848
Eastman Chemical Co	1,048	71,149
EI du Pont de Nemours & Co	6,896	479,962
FMC Corp	1,102	51,728
Freeport-McMoRan Inc	6,887	70,867
Ingevity Corp*	166	7,367
International Flavors & Fragrances Inc	683	94,650
International Paper Co	3,175	153,956
LyondellBasell Industries NV	2,971	234,382
Monsanto Co	3,626	386,169
Mosaic Co/The	2,068	62,185
Newmont Mining Corp	3,766	144,012
Nucor Corp	2,404	116,618
Olin Corp	4,701	101,730
PPG Industries Inc	2,102	222,560
Praxair Inc	2,168	264,583
Sherwin-Williams Co/The	628	178,170
United States Steel Corp	1,093	21,248
Total Basic Materials		3,404,125

Communications (12.72%)
Alphabet Inc*	2,080	1,642,888
Alphabet Inc*	2,085	1,599,299
Amazon.com Inc*	2,799	2,152,878
AT&T Inc	46,086	1,883,996
CBS Corp	3,433	175,186
CenturyLink Inc	4,581	127,352
Cisco Systems Inc	39,132	1,230,310
Comcast Corp	19,068	1,244,378
Discovery Communications Inc*	1,878	46,612
Discovery Communications Inc*	1,878	47,908
eBay Inc*	8,321	267,603
Expedia Inc	689	75,184
F5 Networks Inc*	602	73,883
Facebook Inc*	15,753	1,986,767
Frontier Communications Corp	7,522	34,601
Interpublic Group of Cos Inc/The	3,241	74,997
Juniper Networks Inc	2,718	62,731
Level 3 Communications Inc*	2,152	106,804
Motorola Solutions Inc	1,430	110,096
Netflix Inc*	2,891	281,728
News Corp	3,745	52,655
Omnicom Group Inc	1,982	170,710
Priceline Group Inc/The*	361	511,440
Scripps Networks Interactive Inc	635	40,240
Symantec Corp	5,172	124,800
TEGNA Inc	1,702	34,483
Time Warner Inc	6,232	488,651
TripAdvisor Inc*	850	51,850
Twenty-First Century Fox Inc	13,721	336,713
VeriSign Inc*	1,159	86,288
Verizon Communications Inc	31,159	1,630,550
Viacom Inc	2,740	110,532
Walt Disney Co/The	11,733	1,108,299
Yahoo! Inc*	6,533	279,286
Total Communications		18,251,698

Consumer, Cyclical (9.80%)
Advance Auto Parts Inc	548	$86,244
American Airlines Group Inc	5,382	195,367
AutoNation Inc*	284	13,447
AutoZone Inc*	275	203,995
Bed Bath & Beyond Inc	1,720	79,756
Best Buy Co Inc	1,956	75,267
BorgWarner Inc	1,664	57,225
CarMax Inc*	1,689	99,567
Carnival Corp	3,334	159,365
Chipotle Mexican Grill Inc*	234	96,813
Coach Inc	2,156	82,316
Costco Wholesale Corp	3,160	512,204
CVS Health Corp	8,444	788,670
Darden Restaurants Inc	933	57,510
Delphi Automotive PLC	2,173	153,544
Delta Air Lines Inc	6,380	234,465
Dollar General Corp	1,932	141,828
Dollar Tree Inc*	1,907	157,709
DR Horton Inc	2,495	79,990
Fastenal Co	2,014	86,824
Ford Motor Co	27,615	347,949
Fossil Group Inc*	377	10,767
GameStop Corp	908	25,778
Gap Inc/The	2,194	54,565
General Motors Co	10,151	324,020
Genuine Parts Co	1,170	120,299
Goodyear Tire & Rubber Co/The	1,847	54,209
Hanesbrands Inc	3,007	79,806
Harley-Davidson Inc	1,765	93,016
Harman International Industries Inc	529	44,801
Hasbro Inc	950	77,653
Home Depot Inc/The	9,889	1,326,313
Interval Leisure Group Inc	614	10,684
Kohl's Corp	1,587	70,431
L Brands Inc	1,787	136,187
Leggett & Platt Inc	1,017	53,372
Lennar Corp	1,300	61,490
Lowe's Cos Inc	7,300	558,888
Macy's Inc	2,961	107,129
Marriott International Inc/MD	1,935	138,024
Mattel Inc	2,508	83,090
McDonald's Corp	7,400	855,884
Michael Kors Holdings Ltd*	1,328	65,006
Mohawk Industries Inc*	459	97,666
Newell Brands Inc	2,365	125,534
NIKE Inc	10,668	614,904
Nordstrom Inc	1,123	56,667
O'Reilly Automotive Inc*	874	244,676
PACCAR Inc	2,601	155,644
PulteGroup Inc	2,804	59,921
PVH Corp	574	61,854
Ralph Lauren Corp	449	46,525
Ross Stores Inc	3,322	206,761
Royal Caribbean Cruises Ltd	1,236	87,892
Signet Jewelers Ltd	600	49,188
Southwest Airlines Co	5,662	208,815
Staples Inc	5,524	47,285
Starbucks Corp	10,948	615,606
Starwood Hotels & Resorts Worldwide Inc	1,427	110,535
Target Corp	4,818	338,175
Tiffany & Co	950	67,802
TJX Cos Inc/The	5,416	419,415
Tractor Supply Co	1,050	88,148
Under Armour Inc*	1,210	$47,952
Under Armour Inc*	1,218	43,422
Urban Outfitters Inc*	803	28,788
VF Corp	2,588	160,585
Walgreens Boots Alliance Inc	6,346	512,186
Wal-Mart Stores Inc	11,851	846,635
Whirlpool Corp	570	101,825
WW Grainger Inc	441	101,721
Wyndham Worldwide Corp	1,139	80,630
Wynn Resorts Ltd	526	46,982
Yum! Brands Inc	3,354	304,241
Total Consumer, Cyclical		14,039,447

Consumer, Non-Cyclical (23.77%)
Abbott Laboratories	11,424	480,036
AbbVie Inc	11,424	732,278
Aetna Inc	2,841	332,738
Alexion Pharmaceuticals Inc*	1,383	174,064
Allergan plc*	2,930	687,202
Altria Group Inc	14,863	982,296
AmerisourceBergen Corp	1,565	136,108
Amgen Inc	5,671	964,410
Anthem Inc	2,002	250,410
Archer-Daniels-Midland Co	4,902	214,512
Automatic Data Processing Inc	3,564	320,083
Avery Dennison Corp	891	68,999
Baxter International Inc	3,880	181,312
Becton Dickinson and Co	1,588	281,409
Biogen Inc*	1,739	531,491
Boston Scientific Corp*	11,526	274,549
Bristol-Myers Squibb Co	12,265	703,888
Brown-Forman Corp	2,162	104,965
Campbell Soup Co	1,449	87,983
Cardinal Health Inc	2,511	200,051
Celgene Corp*	6,007	641,187
Cigna Corp	2,081	266,909
Cintas Corp	801	94,126
Clorox Co/The	943	123,571
Coca-Cola Co/The	28,487	1,237,190
Coca-Cola European Partners PLC	2,036	78,284
Colgate-Palmolive Co	6,558	487,522
ConAgra Foods Inc	2,987	139,224
Constellation Brands Inc	1,083	177,666
CR Bard Inc	610	134,712
Danaher Corp	4,166	339,154
DaVita Inc*	1,224	79,107
DENTSPLY SIRONA Inc	1,160	71,294
Dr Pepper Snapple Group Inc	1,620	151,794
Ecolab Inc	1,937	238,348
Edwards Lifesciences Corp*	1,716	197,615
Eli Lilly & Co	7,419	576,827
Endo International PLC*	1,332	27,572
Equifax Inc	870	114,753
Estee Lauder Cos Inc/The	1,800	160,614
Express Scripts Holding Co*	5,454	396,506
General Mills Inc	4,683	331,650
Gilead Sciences Inc	11,004	862,494
H&R Block Inc	1,994	43,190
HCA Holdings Inc*	2,209	166,890
Henry Schein Inc*	628	102,860
Hershey Co/The	1,114	111,277
Hormel Foods Corp	2,128	81,417
Humana Inc	1,191	212,844
Intuitive Surgical Inc*	285	195,630
JM Smucker Co/The	823	116,693

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
Johnson & Johnson	20,958	$2,501,127
Kellogg Co	1,816	149,293
Kimberly-Clark Corp	2,926	374,704
Kraft Heinz Co/The	4,282	383,196
Kroger Co/The	8,014	256,368
Laboratory Corp of America Holdings*	705	96,536
Mallinckrodt PLC*	874	65,148
McCormick & Co Inc/MD	975	99,411
McKesson Corp	1,736	320,500
Mead Johnson Nutrition Co	1,560	132,709
Medtronic PLC	10,936	951,760
Merck & Co Inc	21,298	1,337,301
Molson Coors Brewing Co	1,200	122,784
Mondelez International Inc	12,847	578,372
Monster Beverage Corp*	1,129	173,742
Moody's Corp	1,498	162,818
Mylan NV*	3,101	131,358
Nielsen Holdings PLC	1,879	100,113
Patterson Cos Inc	758	34,868
PayPal Holdings Inc*	8,321	309,125
PepsiCo Inc	11,411	1,218,124
Perrigo Co PLC	677	61,600
Pfizer Inc	45,992	1,600,522
Philip Morris International Inc	11,608	1,159,987
Procter & Gamble Co/The	20,266	1,769,424
Quanta Services Inc*	1,601	41,194
Quest Diagnostics Inc	1,168	96,734
Regeneron Pharmaceuticals Inc*	562	220,613
Reynolds American Inc	6,726	333,408
Robert Half International Inc	1,032	39,557
S&P Global Inc	2,019	249,427
Shire PLC	621	116,239
St Jude Medical Inc	2,310	179,995
Stryker Corp	2,155	249,247
Sysco Corp	4,516	234,200
Tenet Healthcare Corp*	766	18,307
Thermo Fisher Scientific Inc	2,658	404,521
Total System Services Inc	1,190	58,608
Tyson Foods Inc	2,328	175,927
United Rentals Inc*	724	59,592
UnitedHealth Group Inc	7,156	973,574
Universal Health Services Inc	683	82,322
Varian Medical Systems Inc*	875	84,114
Vertex Pharmaceuticals Inc*	1,731	163,597
Western Union Co/The	4,688	100,886
Whole Foods Market Inc	2,358	71,636
Zimmer Biomet Holdings Inc	1,338	173,418
Zoetis Inc	3,718	189,990
Total Consumer, Non-Cyclical		34,075,700

Diversified (0.02%)
Leucadia National Corp	1,447	27,710
Total Diversified		27,710

Energy (6.79%)
Anadarko Petroleum Corp	3,750	200,513
Apache Corp	2,792	138,762
Baker Hughes Inc	3,384	166,256
Cabot Oil & Gas Corp	3,164	77,929
California Resources Corp	55	546
Chesapeake Energy Corp*	3,818	24,244
Chevron Corp (c)	14,364	1,444,731
Cimarex Energy Co	657	86,842
ConocoPhillips	8,936	366,823
CONSOL Energy Inc	1,500	27,360
Devon Energy Corp	2,767	$119,894
Diamond Offshore Drilling Inc	576	10,639
Ensco PLC	1,707	12,956
EOG Resources Inc	3,850	340,687
EQT Corp	1,085	77,578
Exxon Mobil Corp (c)	31,478	2,742,992
First Solar Inc*	370	13,993
FMC Technologies Inc*	1,793	50,563
Halliburton Co	6,883	296,038
Helmerich & Payne Inc	805	48,670
Hess Corp	1,823	98,989
Kinder Morgan Inc/DE	12,787	279,396
Marathon Oil Corp	5,187	77,909
Marathon Petroleum Corp	4,098	174,206
Murphy Oil Corp	1,357	36,259
National Oilwell Varco Inc	3,192	107,060
Newfield Exploration Co*	988	42,840
Noble Energy Inc	2,616	90,200
Occidental Petroleum Corp	5,892	452,800
ONEOK Inc	1,546	72,492
Phillips 66	4,078	319,919
Pioneer Natural Resources Co	880	157,564
Range Resources Corp	1,202	46,361
Schlumberger Ltd	11,025	870,975
Southwestern Energy Co*	2,561	35,624
Spectra Energy Corp	4,856	172,971
Tesoro Corp	1,028	77,532
Transocean Ltd	2,519	24,434
Valero Energy Corp	4,032	223,171
Williams Cos Inc/The	4,450	124,333
Total Energy		9,733,051

Financial (16.59%)
Affiliated Managers Group Inc*	409	58,098
Aflac Inc	3,445	255,550
Alliance Data Systems Corp*	400	81,832
Allstate Corp/The	3,124	215,431
American Express Co	6,577	431,320
American International Group Inc	10,299	616,189
American Tower Corp	2,860	324,267
Ameriprise Financial Inc	1,369	138,379
Aon PLC	2,362	263,009
Apartment Investment & Management Co	1,070	48,343
Assurant Inc	596	53,372
AvalonBay Communities Inc	686	120,057
Bank of America Corp	77,978	1,258,564
Bank of New York Mellon Corp/The	8,692	362,196
BB&T Corp	5,247	202,010
Berkshire Hathaway Inc*	13,493	2,030,560
BlackRock Inc	941	350,814
Boston Properties Inc	1,078	151,060
Capital One Financial Corp	4,021	287,904
CBRE Group Inc*	2,058	61,514
Charles Schwab Corp/The	7,272	228,777
Chubb Ltd	3,685	467,737
Cincinnati Financial Corp	1,179	90,913
Citigroup Inc	22,616	1,079,688
CME Group Inc	2,250	243,788
Comerica Inc	1,331	62,943
Crown Castle International Corp	2,156	204,324
Discover Financial Services	3,788	227,280
E*TRADE Financial Corp*	1,181	31,155
Equinix Inc	434	159,994
Equity Residential	2,164	$140,379
Essex Property Trust Inc	463	105,147
Fifth Third Bancorp	6,069	122,351
Four Corners Property Trust Inc	425	8,802
Franklin Resources Inc	3,105	113,333
General Growth Properties Inc	4,119	120,028
Genworth Financial Inc*	3,728	17,633
Goldman Sachs Group Inc/The	3,040	515,158
Hartford Financial Services Group Inc/The	2,922	120,007
HCP Inc	3,020	118,777
Host Hotels & Resorts Inc	5,173	92,183
Huntington Bancshares Inc/OH	5,456	54,615
Intercontinental Exchange Inc	849	239,435
Invesco Ltd	3,410	106,358
Iron Mountain Inc	1,369	52,583
JPMorgan Chase & Co	27,735	1,872,111
KeyCorp	6,704	84,202
Kimco Realty Corp	2,994	89,970
Legg Mason Inc	743	25,700
Lincoln National Corp	2,305	110,709
Loews Corp	2,394	100,213
M&T Bank Corp	1,180	139,629
Macerich Co/The	1,011	82,791
Marsh & McLennan Cos Inc	4,025	272,211
MasterCard Inc	7,325	707,815
MetLife Inc	7,704	334,354
Morgan Stanley	10,374	332,590
Nasdaq Inc	1,127	80,254
Navient Corp	3,621	52,070
Northern Trust Corp	1,610	113,650
People's United Financial Inc	2,887	46,914
PNC Financial Services Group Inc/The	3,945	355,445
Principal Financial Group Inc	2,041	100,152
Progressive Corp/The	4,123	134,245
Prologis Inc	3,315	176,060
Prudential Financial Inc	3,541	281,085
Public Storage	1,035	231,778
Realty Income Corp	1,688	110,952
Regions Financial Corp	9,066	90,388
Simon Property Group Inc	2,175	468,647
SL Green Realty Corp	740	87,113
State Street Corp	3,093	217,252
SunTrust Banks Inc	3,809	167,863
T Rowe Price Group Inc	1,965	136,646
Torchmark Corp	1,176	76,064
Travelers Cos Inc/The	2,411	286,210
Unum Group	2,266	80,692
US Bancorp	13,884	612,979
Ventas Inc	2,081	151,226
Visa Inc	14,557	1,177,661
Vornado Realty Trust	1,244	128,518
Wells Fargo & Co (c)	35,184	1,787,346
Welltower Inc	1,873	143,753
Weyerhaeuser Co	5,770	183,775
XL Group Ltd	2,249	76,983
Zions Bancorporation	1,054	32,242
Total Financial		23,774,115

Industrial (10.21%)
3M Co	4,679	838,664
Agilent Technologies Inc	2,633	123,698
Allegion PLC	703	50,068
AMETEK Inc	1,816	88,530
Amphenol Corp	2,372	147,799

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
Ball Corp	1,134	$89,801
Boeing Co/The	4,978	644,402
Caterpillar Inc	4,752	389,426
CH Robinson Worldwide Inc	1,280	88,858
Corning Inc	9,540	216,463
CSX Corp	7,645	216,201
Cummins Inc	1,302	163,544
Deere & Co	2,547	215,349
Dover Corp	1,334	96,715
Eaton Corp PLC	3,484	231,825
Emerson Electric Co	5,336	281,100
Expeditors International of Washington Inc	1,549	78,457
FedEx Corp	2,148	354,270
FLIR Systems Inc	1,158	35,701
Flowserve Corp	1,128	54,561
Fluor Corp	1,298	67,366
Fortive Corp	2,083	109,712
Garmin Ltd	806	39,558
General Dynamics Corp	2,440	371,417
General Electric Co	75,529	2,359,525
Harris Corp	833	77,452
Honeywell International Inc	5,633	657,427
Illinois Tool Works Inc	2,619	311,268
Ingersoll-Rand PLC	2,109	143,391
Jacobs Engineering Group Inc*	962	50,688
JB Hunt Transport Services Inc	690	54,779
Johnson Controls International plc	5,136	225,368
Joy Global Inc	784	21,388
Kansas City Southern	811	78,440
L-3 Communications Holdings Inc	719	107,002
Lockheed Martin Corp	1,981	481,324
Martin Marietta Materials Inc	463	84,743
Masco Corp	2,627	93,206
Norfolk Southern Corp	2,398	225,172
Northrop Grumman Corp	1,488	315,560
Owens-Illinois Inc*	1,395	25,012
Parker-Hannifin Corp	1,096	134,293
Pentair PLC	1,542	98,765
PerkinElmer Inc	1,021	54,368
Raytheon Co	2,443	342,338
Republic Services Inc	2,203	111,296
Rockwell Automation Inc	1,085	125,784
Rockwell Collins Inc	1,079	90,302
Roper Technologies Inc	694	123,220
Ryder System Inc	477	31,253
Sealed Air Corp	1,582	74,560
Snap-on Inc	424	64,995
Stanley Black & Decker Inc	1,237	153,079
Stericycle Inc*	642	55,199
TE Connectivity Ltd	3,236	205,713
Textron Inc	2,069	84,519
Johnson Controls International plc*	3,464	151,308
Union Pacific Corp	6,613	631,740
United Parcel Service Inc	5,289	577,665
United Technologies Corp	6,172	656,886
Vulcan Materials Co	956	108,860
Waste Management Inc	3,352	214,327
Waters Corp*	682	107,285
WestRock Co	996	47,708
Xylem Inc/NY	1,498	76,188
Total Industrial		14,626,881

Technology (13.44%)
Accenture PLC	4,670	$537,050
Adobe Systems Inc*	3,587	366,986
Akamai Technologies Inc*	1,400	76,860
Analog Devices Inc	2,227	139,321
Apple Inc (c)	43,710	4,637,630
Applied Materials Inc	9,105	271,693
Autodesk Inc*	1,669	112,491
Broadcom Ltd	1,963	346,312
CA Inc	2,646	89,726
Cerner Corp*	2,120	136,825
Citrix Systems Inc*	1,348	117,546
Cognizant Technology Solutions Corp*	4,408	253,196
Computer Sciences Corp	1,256	59,082
CSRA Inc	1,256	31,890
Dun & Bradstreet Corp/The	396	54,509
Electronic Arts Inc*	2,629	213,554
EMC Corp	14,917	432,444
Fidelity National Information Services Inc	1,851	146,840
Fiserv Inc*	2,114	217,848
Hewlett Packard Enterprise Co	14,359	308,431
HP Inc	14,359	206,339
Intel Corp	36,299	1,302,771
International Business Machines Corp	6,898	1,095,954
Intuit Inc	2,031	226,355
Lam Research Corp	1,341	125,142
Linear Technology Corp	1,694	98,659
Microchip Technology Inc	1,401	86,736
Micron Technology Inc*	6,485	106,938
Microsoft Corp	61,563	3,537,409
NetApp Inc	2,586	89,450
NVIDIA Corp	4,572	280,446
Oracle Corp	24,056	991,588
Paychex Inc	2,454	148,884
Pitney Bowes Inc	1,820	34,143
Qorvo Inc*	1,120	64,322
QUALCOMM Inc	12,533	790,456
Red Hat Inc*	1,433	104,580
salesforce.com Inc*	3,760	298,619
Seagate Technology PLC	2,601	87,758
Skyworks Solutions Inc	1,431	107,125
Teradata Corp*	1,256	39,853
Texas Instruments Inc	8,319	578,503
Western Digital Corp	2,052	95,767
Xerox Corp	10,310	101,554
Xilinx Inc	2,112	114,492
Total Technology		19,264,077

Utilities (2.88%)
AES Corp/VA	4,674	56,415
Ameren Corp	1,808	89,351
American Electric Power Co Inc	3,645	235,358
CenterPoint Energy Inc	2,979	66,938
CMS Energy Corp	2,062	86,542
Consolidated Edison Inc	2,227	167,582
Dominion Resources Inc/VA	4,251	315,254
DTE Energy Co	1,258	116,868
Duke Energy Corp	5,180	412,639
Edison International	2,433	176,928
Entergy Corp	1,304	101,973
Eversource Energy	2,274	122,728
Exelon Corp	6,183	210,222
FirstEnergy Corp	3,123	102,216
NextEra Energy Inc	3,154	$381,445
NiSource Inc	2,050	49,077
NRG Energy Inc	1,956	23,687
PG&E Corp	2,830	175,290
Pinnacle West Capital Corp	806	60,482
PPL Corp	4,208	146,354
Public Service Enterprise Group Inc	3,861	165,096
SCANA Corp	845	59,699
Sempra Energy	1,653	172,953
Southern Co/The	6,412	329,128
WEC Energy Group Inc	2,388	142,993
Xcel Energy Inc	3,728	154,190
Total Utilities		4,121,408

Total Common Stock (Cost $62,647,884)		141,318,212

Right/Warrant (0.00%)
Safeway, Inc. CVR-Non Tradeable**	1,746	85
Safeway, Inc. CVR-Non Tradeable**	1,746	1,772
Total Right/Warrant (Cost $2,009)		1,857

Total Investments (Cost $62,649,894) (a) (98.60%)		$141,320,069
Other Net Assets (1.40%)		2,006,656
Net Assets (100.00%)		$143,326,725

* Non-income producing security.

** These securities have been fair valued and deemed to be illiquid by the Advisor. At August 31, 2016, the fair value was $1,857, or 0.00% of net assets. As of the year ended August 31, 2016, these investments did not have a material impact on the Funds net assets and therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(a) Aggregate cost for federal income tax purpose is $62,954,305. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$82,236,264
Unrealized depreciation	(3,870,500)
Net unrealized appreciation	$78,365,764

(b) Futures contracts at August 31, 2016: Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
18 / SEP 2016 / Long / CME	$1,895,250	$1,952,550	$57,300

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (98.77%)

Basic Materials (4.84%)
Ashland Inc	6,113	$715,709
Cabot Corp	6,690	333,563
Carpenter Technology Corp	4,953	179,695
Commercial Metals Co	12,146	188,506
Compass Minerals International Inc	3,460	257,874
Domtar Corp	6,701	250,081
Minerals Technologies Inc	3,557	251,017
NewMarket Corp	1,020	442,629
Olin Corp	8,099	175,262
PolyOne Corp	8,709	300,199
Reliance Steel & Aluminum Co	7,479	539,086
Royal Gold Inc	4,689	343,797
RPM International Inc	12,787	697,275
Sensient Technologies Corp	4,970	363,953
Steel Dynamics Inc	23,032	567,048
United States Steel Corp	12,909	250,951
Valspar Corp/The	7,303	769,809
Worthington Industries Inc	5,239	224,753
Total Basic Materials		6,851,207

Communications (2.86%)
AMC Networks Inc*	5,664	307,782
ARRIS International PLC*	13,140	368,840
Cable One Inc	421	227,812
Ciena Corp*	11,260	241,527
comScore Inc*	3,288	101,435
FactSet Research Systems Inc	3,719	662,093
InterDigital Inc/PA	3,831	273,572
John Wiley & Sons Inc	4,836	281,117
Meredith Corp	3,759	199,377
NeuStar Inc*	5,782	146,921
New York Times Co/The	14,132	182,868
Plantronics Inc	4,417	223,721
Polycom Inc*	14,123	175,690
Telephone & Data Systems Inc	10,202	284,330
ViaSat Inc*	3,110	233,374
WebMD Health Corp*	2,674	137,898
Total Communications		4,048,357

Consumer, Cyclical (12.20%)
American Eagle Outfitters Inc	18,564	344,177
Ascena Retail Group Inc*	17,057	138,844
Big Lots Inc	5,120	252,518
Brinker International Inc	6,088	326,986
Brunswick Corp/DE	8,905	409,540
Buffalo Wild Wings Inc*	1,802	292,284
Cabela's Inc*	4,908	240,443
CalAtlantic Group Inc	5,208	190,040
Carter's Inc	5,068	482,930
Casey's General Stores Inc	3,675	482,564
Cheesecake Factory Inc/The	4,749	244,146
Chico's FAS Inc	15,751	199,723
Churchill Downs Inc	840	125,479
Cinemark Holdings Inc	9,976	385,572
Copart Inc*	10,892	555,710
Cracker Barrel Old Country Store Inc	2,273	345,746
CST Brands Inc	6,833	326,686
Deckers Outdoor Corp*	3,569	233,234
Dick's Sporting Goods Inc	9,398	550,723
Domino's Pizza Inc	5,269	788,084
Dunkin’ Brands Group Inc	9,507	465,368
Fossil Group Inc*	2,892	$82,596
GameStop Corp	7,293	207,048
Guess? Inc	6,504	108,162
Herman Miller Inc	6,124	220,893
HNI Corp	4,649	259,600
HSN Inc	3,343	139,671
Ingram Micro Inc	14,938	522,232
International Speedway Corp	2,678	89,151
Jack in the Box Inc	3,547	352,785
JC Penney Co Inc*	31,426	296,347
JetBlue Airways Corp*	23,748	378,781
KB Home	8,723	136,951
MSC Industrial Direct Co Inc	4,839	353,441
NVR Inc*	385	649,418
Office Depot Inc	46,441	170,903
Panera Bread Co*	2,454	532,886
Polaris Industries Inc	5,852	507,017
Pool Corp	2,978	300,391
Scotts Miracle-Gro Co/The	4,332	358,690
Skechers U.S.A. Inc*	11,700	284,427
Tempur Sealy International Inc*	6,278	492,321
Texas Roadhouse Inc	4,276	189,299
Thor Industries Inc	4,449	361,036
Toll Brothers Inc*	15,510	482,206
Toro Co/The	3,868	375,776
Tupperware Brands Corp	4,825	316,182
Vista Outdoor Inc*	6,584	262,175
Watsco Inc	2,811	415,633
Wendy's Co/The	28,361	288,999
Williams-Sonoma Inc (c)	8,204	431,859
World Fuel Services Corp	6,903	307,736
Total Consumer, Cyclical		17,255,409

Consumer, Non-Cyclical (15.82%)
Aaron's Inc	6,634	161,604
ABIOMED Inc*	2,697	318,084
Align Technology Inc*	6,922	643,054
Amsurg Corp*	3,512	227,999
Bio-Rad Laboratories Inc*	2,113	314,436
Bio-Techne Corp	3,629	382,315
Boston Beer Co Inc/The*	851	155,435
Catalent Inc*	9,318	235,093
CEB Inc	3,477	209,315
Charles River Laboratories International Inc*	4,812	400,407
Community Health Systems Inc*	11,140	118,975
Cooper Cos Inc/The	4,782	889,069
CoreLogic Inc/United States*	8,597	352,649
Dean Foods Co	9,667	166,369
Deluxe Corp	5,133	349,917
DeVry Education Group Inc	5,910	136,166
Edgewell Personal Care Co*	5,949	475,979
Flowers Foods Inc	17,698	263,877
FTI Consulting Inc*	4,461	197,578
Gartner Inc*	8,719	793,429
Graham Holdings Co	421	206,437
Hain Celestial Group Inc/The*	9,668	355,299
Halyard Health Inc*	4,818	175,616
Helen of Troy Ltd*	1,916	173,091
Hill-Rom Holdings Inc	5,915	350,819
IDEXX Laboratories Inc*	9,136	1,029,443
Ingredion Inc	6,884	942,833
Lancaster Colony Corp	2,001	269,195
LifePoint Health Inc*	4,653	263,360
LivaNova PLC*	2,983	179,040
Live Nation Entertainment Inc*	13,841	369,832
ManpowerGroup Inc	7,581	$541,738
MarketAxess Holdings Inc	2,724	459,103
MEDNAX Inc*	9,620	632,707
Molina Healthcare Inc*	3,819	205,500
Owens & Minor Inc	6,501	223,439
PAREXEL International Corp*	5,235	356,137
Post Holdings Inc*	4,823	408,894
Prestige Brands Holdings Inc*	3,633	174,856
ResMed Inc	13,359	890,912
Rollins Inc	9,916	282,606
RR Donnelley & Sons Co	20,054	342,923
Service Corp International/US	19,892	525,944
Snyder's-Lance Inc	5,343	188,822
Sotheby's	6,329	250,945
Sprouts Farmers Market Inc*	9,882	222,641
STERIS PLC	5,692	402,311
SUPERVALU Inc*	22,173	121,508
Teleflex Inc	3,967	726,318
Tenet Healthcare Corp*	6,678	159,604
Tootsie Roll Industries Inc	2,027	77,208
TreeHouse Foods Inc*	4,336	410,749
United Natural Foods Inc*	4,779	217,922
United Therapeutics Corp*	4,551	556,496
VCA Inc*	8,059	570,658
WellCare Health Plans Inc*	4,206	474,016
West Pharmaceutical Services Inc	6,828	558,735
WEX Inc*	3,714	368,837
WhiteWave Foods Co/The*	16,703	925,847
Total Consumer, Non-Cyclical		22,384,091

Energy (2.62%)
CONSOL Energy Inc	17,895	326,405
Dril-Quip Inc*	4,000	222,280
Energen Corp	7,013	403,248
Ensco PLC	20,185	153,204
HollyFrontier Corp (c)	18,752	485,302
Murphy USA Inc*	4,431	323,995
Nabors Industries Ltd	18,797	186,842
Oceaneering International Inc	10,060	266,791
Oil States International Inc*	5,094	158,016
Patterson-UTI Energy Inc	15,065	293,617
QEP Resources Inc	16,638	317,786
Superior Energy Services Inc	9,508	160,020
Western Refining Inc	6,991	175,894
WPX Energy Inc*	19,483	233,796
Total Energy		3,707,196

Financial (24.66%)
Alexander & Baldwin Inc	4,846	194,470
Alexandria Real Estate Equities Inc	6,898	759,401
Alleghany Corp (c)*	1,595	855,239
American Campus Communities Inc	10,070	504,608
American Financial Group Inc/OH	7,071	531,386
Aspen Insurance Holdings Ltd	5,962	274,014
Associated Banc-Corp	15,965	316,746
BancorpSouth Inc	8,709	216,854
Bank of Hawaii Corp	4,563	328,719
Bank of the Ozarks Inc	6,111	239,429
Brown & Brown Inc	11,293	423,149
Camden Property Trust	8,277	726,472
Care Capital Properties Inc	5,644	169,264
Cathay General Bancorp	7,638	239,986
CBOE Holdings Inc	8,085	555,359

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
CNO Financial Group Inc	18,689	$303,696
Commerce Bancshares Inc/MO	8,848	448,417
Communications Sales & Leasing Inc*	9,408	293,530
Corporate Office Properties Trust	8,366	238,598
Corrections Corp of America	11,158	177,747
Cullen/Frost Bankers Inc	5,255	383,090
DCT Industrial Trust Inc	6,212	302,587
Douglas Emmett Inc	13,261	498,083
Duke Realty Corp (c)	32,737	920,564
East West Bancorp Inc	13,752	510,749
Eaton Vance Corp	11,329	453,500
Education Realty Trust Inc	4,640	210,238
Endurance Specialty Holdings Ltd	5,747	378,440
EPR Properties	4,422	346,331
Equity One Inc	6,724	208,713
Everest Re Group Ltd	4,481	866,535
Federated Investors Inc	9,840	317,832
First American Financial Corp	10,276	442,793
First Horizon National Corp	22,537	346,619
First Industrial Realty Trust Inc	8,145	234,332
FNB Corp/PA	14,289	178,470
Fulton Financial Corp	19,359	279,931
Hancock Holding Co	8,439	275,365
Hanover Insurance Group Inc/The	4,542	355,184
Healthcare Realty Trust Inc	7,860	275,572
Highwoods Properties Inc	8,743	463,729
Hospitality Properties Trust	14,360	437,836
Huntington Bancshares Inc/OH	29,319	293,484
International Bancshares Corp	5,988	177,544
Janus Capital Group Inc	15,310	227,660
Jones Lang LaSalle Inc	4,294	501,325
Kemper Corp	5,158	193,167
KeyCorp	1	11
Kilroy Realty Corp	8,334	605,297
Lamar Advertising Co	7,679	478,632
LaSalle Hotel Properties	10,698	300,186
Liberty Property Trust	14,231	586,744
Life Storage Inc	3,438	309,420
Mack-Cali Realty Corp	8,623	239,374
Medical Properties Trust Inc	16,278	248,565
Mercury General Corp	3,740	203,082
Mid-America Apartment Communities Inc	7,209	677,574
National Retail Properties Inc	12,882	645,388
New York Community Bancorp Inc	42,406	640,755
Old Republic International Corp	23,244	446,982
Omega Healthcare Investors Inc	12,220	442,364
PacWest Bancorp	9,275	401,700
Post Properties Inc	3,635	240,928
Potlatch Corp	4,184	158,448
Primerica Inc	5,087	289,603
PrivateBancorp Inc	5,462	250,979
Prosperity Bancshares Inc	6,183	342,971
Raymond James Financial Inc	12,069	702,054
Rayonier Inc	13,045	359,129
Regency Centers Corp	8,933	719,464
Reinsurance Group of America Inc	6,581	706,273
RenaissanceRe Holdings Ltd	3,920	469,224
SEI Investments Co	12,496	576,065
Senior Housing Properties Trust	4,406	98,430
Signature Bank/New York NY*	4,820	588,088
SLM Corp*	40,540	300,604
SVB Financial Group*	4,916	$545,971
Synovus Financial Corp	12,752	421,836
Tanger Factory Outlet Centers Inc	9,884	401,686
Taubman Centers Inc	6,066	471,146
TCF Financial Corp	16,020	234,693
Trustmark Corp	6,874	194,947
Umpqua Holdings Corp	22,396	367,742
Urban Edge Properties	8,363	239,684
Valley National Bancorp	22,192	214,153
Waddell & Reed Financial Inc	8,010	148,986
Washington Federal Inc	10,259	271,864
Webster Financial Corp	9,305	359,452
Weingarten Realty Investors	10,777	444,551
WisdomTree Investments Inc	7,917	83,129
WR Berkley Corp	9,726	577,433
Total Financial		34,882,364

Industrial (18.69%)
AECOM*	14,194	437,601
AGCO Corp	8,018	389,194
AO Smith Corp	7,206	695,235
AptarGroup Inc	6,201	483,554
Arrow Electronics Inc*	9,599	631,902
Avnet Inc	13,129	547,217
B/E Aerospace Inc	10,088	509,948
Belden Inc	4,101	305,894
Bemis Co Inc	9,568	503,277
Carlisle Cos Inc	6,147	644,573
CLARCOR Inc	4,802	314,387
Clean Harbors Inc*	5,336	255,061
Cognex Corp	8,942	444,954
Crane Co	5,107	328,482
Cree Inc*	11,057	265,479
Curtiss-Wright Corp	3,144	282,646
Donaldson Co Inc	12,233	459,349
Eagle Materials Inc	4,815	386,982
EMCOR Group Inc	4,602	263,511
Energizer Holdings Inc	5,949	294,000
Esterline Technologies Corp*	3,059	235,390
FEI Co	3,980	423,751
GATX Corp	4,618	202,499
Genesee & Wyoming Inc*	4,903	333,355
Gentex Corp	28,049	498,992
Graco Inc	5,697	419,698
Granite Construction Inc	3,874	185,952
Greif Inc	3,373	143,791
Hubbell Inc	5,204	563,645
Huntington Ingalls Industries Inc	4,626	764,076
IDEX Corp	7,606	710,705
ITT Inc	8,775	317,480
Jabil Circuit Inc	19,156	405,916
Joy Global Inc	6,735	183,731
Kennametal Inc	8,111	226,784
Keysight Technologies Inc*	16,046	488,280
Kirby Corp*	5,466	284,779
KLX Inc*	5,391	201,300
Landstar System Inc	4,607	318,943
Lennox International Inc	4,234	681,970
Lincoln Electric Holdings Inc	7,694	489,031
Louisiana-Pacific Corp*	14,578	283,979
Mettler-Toledo International Inc*	2,734	1,101,991
MSA Safety Inc	3,239	188,672
National Instruments Corp	10,469	292,504
Nordson Corp	5,621	554,961
Old Dominion Freight Line Inc*	6,521	463,839
Orbital ATK Inc	5,677	$428,216
Oshkosh Corp	7,645	412,295
Packaging Corp of America	9,425	741,088
Regal Beloit Corp	4,281	262,554
Silgan Holdings Inc	4,510	217,021
Sonoco Products Co	9,701	499,990
Tech Data Corp*	3,943	292,728
Teledyne Technologies Inc*	3,502	375,204
Terex Corp	11,360	275,821
Timken Co/The	7,137	241,730
Trimble Navigation Ltd (c)*	25,655	702,947
Trinity Industries Inc	14,910	364,102
Triumph Group Inc	5,301	168,890
Valmont Industries Inc	2,476	323,044
Vishay Intertechnology Inc	13,984	198,013
Wabtec Corp/DE (c)	9,221	706,421
Werner Enterprises Inc	4,592	105,983
Woodward Inc	6,008	376,822
Zebra Technologies Corp*	4,878	341,265
Total Industrial		26,443,394

Technology (11.68%)
ACI Worldwide Inc*	11,760	224,616
Acxiom Corp*	8,198	213,066
Allscripts Healthcare Solutions Inc*	13,284	171,496
ANSYS Inc (c)*	9,103	865,604
Broadridge Financial Solutions Inc	11,497	796,742
Brocade Communications Systems Inc	33,009	296,421
Cadence Design Systems Inc*	28,043	713,414
CDK Global Inc	15,388	892,196
CommVault Systems Inc*	4,391	226,312
Computer Sciences Corp	13,082	615,377
Convergys Corp	10,423	310,918
Cypress Semiconductor Corp	15,104	180,191
Diebold Inc	6,660	186,880
DST Systems Inc	2,807	341,079
Fair Isaac Corp	3,314	423,993
Fairchild Semiconductor International Inc*	7,939	157,986
Fortinet Inc*	13,266	479,433
Integrated Device Technology Inc*	15,339	308,161
Intersil Corp	13,351	263,549
IPG Photonics Corp*	3,654	317,825
j2 Global Inc	3,256	221,962
Jack Henry & Associates Inc	7,834	683,673
Leidos Holdings Inc	6,411	259,710
Lexmark International Inc	6,419	229,864
Manhattan Associates Inc*	7,002	423,761
MAXIMUS Inc	6,415	377,330
Mentor Graphics Corp	9,961	239,164
Microsemi Corp*	8,178	326,793
MSCI Inc	8,332	750,880
NCR Corp*	11,933	403,932
NetScout Systems Inc*	8,917	263,765
PTC Inc*	11,112	474,149
Rackspace Hosting Inc*	11,802	371,173
Science Applications International Corp	4,168	265,960
Silicon Laboratories Inc*	3,776	216,365
Synaptics Inc*	2,575	146,698
SYNNEX Corp	2,051	217,755
Synopsys Inc*	14,928	885,080
Teradyne Inc	20,500	431,730

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
Tyler Technologies Inc*	3,386	$555,135
Ultimate Software Group Inc/The*	2,718	567,899
VeriFone Systems Inc*	10,831	215,104
Total Technology		16,513,141

Utilities (5.40%)
Aqua America Inc	16,922	514,598
Atmos Energy Corp	9,617	708,773
Black Hills Corp	4,587	268,385
Great Plains Energy Inc	14,740	400,338
Hawaiian Electric Industries Inc	9,825	294,848
IDACORP Inc	5,182	394,195
MDU Resources Group Inc	18,596	438,308
National Fuel Gas Co	8,065	460,189
New Jersey Resources Corp	5,790	194,776
OGE Energy Corp	19,095	594,426
ONE Gas Inc	5,500	336,765
PNM Resources Inc	8,211	261,028
Questar Corp	16,790	419,918
Southwest Gas Corp	3,218	224,681
UGI Corp	16,518	751,239
Vectren Corp	7,907	386,731
Westar Energy Inc (c)	12,525	$688,124
WGL Holdings Inc	4,762	299,244
Total Utilities		7,636,566

Total Common Stock (Cost $83,193,337)		139,721,725

Total Investments (Cost $83,193,337) (a) (98.77%)		139,721,725
Other Net Assets (1.23%)		1,735,510
Net Assets (100.00%)		$141,457,235

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $83,463,604.

At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$59,077,899
Unrealized depreciation	(2,819,778)
Net unrealized appreciation	$56,258,121

(b) Futures contracts at August 31, 2016: Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
15 / SEP 2016 / Long / CME	$2,336,810	$2,345,700	$$8,890

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (96.66%)

Basic Materials (4.17%)
A Schulman Inc	2,273	$57,962
Aceto Corp	2,128	42,964
AK Steel Holding Corp*	14,920	66,543
American Vanguard Corp	1,690	28,477
Balchem Corp	2,644	185,159
Calgon Carbon Corp	4,071	59,030
Century Aluminum Co*	4,083	25,641
Clearwater Paper Corp*	1,452	90,126
Deltic Timber Corp	890	63,128
HB Fuller Co	3,993	189,588
Hawkins Inc	618	26,994
Innophos Holdings Inc	1,783	75,278
Innospec Inc	2,020	119,746
Intrepid Potash Inc*	4,376	6,039
Kaiser Aluminum Corp	1,409	120,089
Koppers Holdings Inc*	1,485	48,470
Kraton Performance Polymers Inc*	2,597	93,648
Materion Corp	1,549	45,448
Neenah Paper Inc	1,306	105,042
PH Glatfelter Co	3,442	76,309
Quaker Chemical Corp	1,053	105,300
Rayonier Advanced Materials Inc	3,333	40,996
Schweitzer-Mauduit International Inc	2,492	97,886
Stepan Co	1,428	100,331
Stillwater Mining Co*	9,544	120,732
Chemours Co/The	15,183	200,264
US Silica Holdings Inc	4,272	167,676
Total Basic Materials		2,358,866

Communications (4.38%)
ATN International Inc	792	$51,749
8x8 Inc*	7,490	99,392
ADTRAN Inc	4,158	76,424
Black Box Corp	1,103	15,387
Blucora Inc*	3,365	34,828
Blue Nile Inc	1,051	36,217
CalAmp Corp*	2,670	38,929
Cincinnati Bell Inc*	16,654	69,614
Cogent Communications Holdings Inc	3,329	118,313
Comtech Telecommunications Corp	1,234	15,906
Consolidated Communications Holdings Inc	4,237	101,900
DHI Group Inc*	3,715	28,754
ePlus Inc*	489	44,259
FTD Cos Inc*	1,338	31,443
Gannett Co Inc	9,650	115,125
General Communication Inc*	2,942	40,894
Harmonic Inc*	6,732	29,217
Harte-Hanks Inc	3,096	5,016
HealthStream Inc*	1,640	43,608
Iridium Communications Inc*	6,143	51,171
Ixia*	4,496	51,839
Liquidity Services Inc*	1,721	17,210
LogMeIn Inc	2,102	175,517
Lumos Networks Corp*	1,433	19,704
NETGEAR Inc*	2,643	150,651
NIC Inc	5,119	117,635
Perficient Inc*	2,489	49,705
QuinStreet Inc*	1,826	5,588
Scholastic Corp	1,985	79,916
Sizmek Inc*	1,808	6,997
Spok Holdings Inc	1,400	23,170
Stamps.com Inc*	1,253	$121,190
EW Scripps Co/The*	3,970	67,450
VASCO Data Security International Inc*	2,046	37,299
ViaSat Inc (c)*	3,734	280,198
Viavi Solutions Inc*	18,087	140,717
World Wrestling Entertainment Inc	2,870	59,610
XO Group Inc*	1,600	29,824
Total Communications		2,482,366

Consumer, Cyclical (13.33%)
Allegiant Travel Co	1,101	152,202
American Woodmark Corp*	1,147	99,789
Anixter International Inc*	2,378	152,049
Arctic Cat Inc	1,013	14,354
Asbury Automotive Group Inc*	2,129	114,370
Barnes & Noble Education Inc*	3,275	36,647
Barnes & Noble Inc	4,767	54,630
Belmond Ltd*	7,421	82,893
Big 5 Sporting Goods Corp	1,300	16,263
Biglari Holdings Inc*	103	45,381
BJ's Restaurants Inc*	1,655	65,737
Bob Evans Farms Inc/DE	1,840	75,440
Boyd Gaming Corp*	6,707	130,787
Caleres Inc	3,667	95,122
Callaway Golf Co	7,544	86,152
Cash America International Inc	2,136	92,980
Children's Place Inc/The	1,609	130,973
Core-Mark Holding Co Inc	3,868	147,564
Crocs Inc*	6,057	52,332
Daktronics Inc	2,848	27,141
DineEquity Inc	1,291	100,685
Dorman Products Inc*	2,417	152,440
DTS Inc/CA	1,151	38,512

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
Essendant Inc	2,929	$56,735
Ethan Allen Interiors Inc	1,913	64,009
Express Inc*	6,031	71,347
EZCORP Inc*	3,771	39,030
Finish Line Inc/The	3,854	92,766
FirstCash Inc	2,306	119,266
Five Below Inc*	4,574	203,816
Francesca's Holdings Corp*	3,184	43,462
Fred's Inc	2,610	29,519
G&K Services Inc	1,592	154,949
Gaming and Leisure Properties Inc	4,340	148,471
Genesco Inc*	1,901	138,089
Gentherm Inc*	3,037	100,130
G-III Apparel Group Ltd*	3,361	106,107
Group 1 Automotive Inc	1,718	101,946
Haverty Furniture Cos Inc	1,506	30,120
Hawaiian Holdings Inc*	3,973	186,652
Hibbett Sports Inc*	2,017	77,392
Iconix Brand Group Inc*	3,635	30,534
Installed Building Products Inc*	1,394	46,532
Interface Inc	5,524	97,664
Interval Leisure Group Inc	2,925	50,895
iRobot Corp*	2,156	85,938
Kirkland's Inc*	1,134	14,209
La-Z-Boy Inc	4,175	111,347
Lithia Motors Inc	1,987	164,464
Lumber Liquidators Holdings Inc*	2,055	32,387
M/I Homes Inc*	1,832	42,392
Marcus Corp/The	1,435	33,866
MarineMax Inc*	1,746	34,623
Marriott Vacations Worldwide Corp	2,123	163,683
Meritage Homes Corp*	2,930	105,187
Mobile Mini Inc	3,756	112,304
Monarch Casino & Resort Inc*	600	14,274
Motorcar Parts of America Inc*	1,536	43,668
Movado Group Inc	1,360	30,872
Outerwall Inc	1,497	77,784
Oxford Industries Inc	1,152	71,896
Papa John's International Inc	2,235	167,245
Perry Ellis International Inc*	700	13,048
PetMed Express Inc	1,300	26,208
Pinnacle Entertainment Inc*	5,106	61,476
Popeyes Louisiana Kitchen Inc*	1,798	98,045
Red Robin Gourmet Burgers Inc*	1,127	56,643
Regis Corp*	3,353	42,147
Republic Airways Holdings Inc*	3,901	3,784
Ruby Tuesday Inc*	4,509	13,707
Ruth's Hospitality Group Inc	2,518	37,669
ScanSource Inc*	2,274	77,794
Scientific Games Corp*	3,874	31,961
Select Comfort Corp*	4,000	105,000
SkyWest Inc	4,099	115,715
Sonic Automotive Inc	2,552	43,486
Sonic Corp	4,191	120,240
Stage Stores Inc	2,706	14,558
Standard Motor Products Inc	1,648	73,847
Stein Mart Inc	2,099	16,876
Steven Madden Ltd*	4,724	165,765
Superior Industries International Inc	1,678	48,847
Tailored Brands Inc	3,470	45,735
Texas Roadhouse Inc	5,296	234,454
Buckle Inc/The	2,109	54,349
Cato Corp/The	2,147	$73,599
Titan International Inc	4,154	38,175
Tuesday Morning Corp*	2,971	19,817
Unifi Inc*	1,118	29,102
UniFirst Corp/MA	1,214	155,865
Universal Electronics Inc*	1,149	85,060
Veritiv Corp*	630	32,319
Vitamin Shoppe Inc*	2,435	67,498
VOXX International Corp*	1,050	3,224
Winnebago Industries Inc	2,101	50,571
Wolverine World Wide Inc	8,631	206,366
Zumiez Inc*	1,661	27,739
Total Consumer, Cyclical		7,550,702

Consumer, Non-Cyclical (18.75%)
ABM Industries Inc	4,712	181,082
AMN Healthcare Services Inc*	3,698	133,979
ANI Pharmaceuticals Inc*	638	38,114
Abaxis Inc	1,625	81,478
ABIOMED Inc (c)*	3,273	386,017
Acorda Therapeutics Inc*	3,620	87,170
Adeptus Health Inc*	1,004	42,730
Air Methods Corp*	2,808	98,785
Albany Molecular Research Inc*	2,263	33,538
Almost Family Inc*	422	15,542
Amedisys Inc*	2,589	124,609
American Public Education Inc*	1,343	27,760
Analogic Corp	1,042	92,738
Andersons Inc/The	2,002	73,974
AngioDynamics Inc*	1,997	33,030
Anika Therapeutics Inc*	1,228	58,011
Aptevo Therapeutics Inc*	1,274	3,465
B&G Foods Inc (c)	4,863	230,895
Brink's Co/The	3,780	137,970
CDI Corp	1,083	6,173
Cal-Maine Foods Inc	2,602	119,536
Calavo Growers Inc	1,239	73,039
Cambrex Corp*	2,432	104,163
Cantel Medical Corp	3,001	226,905
Capella Education Co	825	48,609
Career Education Corp*	3,636	23,779
Central Garden & Pet Co*	829	21,289
Central Garden & Pet Co*	2,740	66,445
Chemed Corp	1,416	191,061
CONMED Corp	2,170	88,536
CorVel Corp*	665	25,563
Cross Country Healthcare Inc*	2,732	33,248
CryoLife Inc	1,813	28,917
Cynosure Inc*	1,906	99,284
Darling Ingredients Inc*	13,108	184,561
Depomed Inc*	4,634	94,024
Emergent BioSolutions Inc*	2,548	67,904
Enanta Pharmaceuticals Inc*	895	19,681
Ensign Group Inc/The	4,002	75,198
Forrester Research Inc	996	40,816
Global Payments Inc	2,061	156,533
Green Dot Corp*	3,947	91,570
HMS Holdings Corp*	6,839	149,159
Haemonetics Corp*	4,139	153,805
Hanger Inc*	2,615	23,797
Healthcare Services Group Inc	6,037	243,714
Healthways Inc*	2,801	70,053
HealthEquity Inc*	2,631	85,665
Heidrick & Struggles International Inc	1,449	27,082
ICU Medical Inc*	1,206	150,473
Impax Laboratories Inc*	5,560	$134,496
Insperity Inc	1,367	89,607
Inogen Inc*	1,203	69,798
Integra LifeSciences Holdings Corp*	2,420	209,136
Integer Holdings Corp*	1,966	47,577
Inter Parfums Inc	1,357	46,369
Invacare Corp	2,104	24,974
J&J Snack Foods Corp	1,163	141,886
Kelly Services Inc	2,051	39,215
Kindred Healthcare Inc	6,343	70,027
Korn/Ferry International	3,967	94,573
LHC Group Inc*	1,000	35,560
Landauer Inc	760	36,115
Lannett Co Inc*	2,208	74,763
LendingTree Inc*	495	48,015
Ligand Pharmaceuticals Inc*	1,521	157,135
Luminex Corp*	2,720	57,310
Magellan Health Inc*	2,025	115,668
Masimo Corp*	3,725	220,297
Matthews International Corp	2,758	169,645
Medicines Co/The*	5,825	228,165
Medifast Inc	932	34,270
Meridian Bioscience Inc	3,315	64,477
Merit Medical Systems Inc*	3,708	89,882
MiMedx Group Inc*	7,384	53,460
Momenta Pharmaceuticals Inc*	4,593	55,208
Monro Muffler Brake Inc	2,682	151,292
Monster Worldwide Inc*	8,505	31,128
Natus Medical Inc*	2,546	99,065
Navigant Consulting Inc*	3,915	76,891
Nektar Therapeutics*	11,195	199,831
Neogen Corp*	3,135	185,153
Nutrisystem Inc	2,287	65,911
NuVasive Inc*	4,118	269,605
Nuvectra Corp*	655	4,487
On Assignment Inc*	3,705	139,716
PharMerica Corp*	2,371	59,891
Phibro Animal Health Corp	1,518	36,842
Prestige Brands Holdings Inc*	4,425	212,975
Providence Service Corp/The*	925	43,595
Repligen Corp*	2,393	74,159
Rent-A-Center Inc/TX	4,452	54,403
Resources Connection Inc	2,990	45,119
Sanderson Farms Inc	1,620	155,893
Select Medical Holdings Corp*	8,804	104,592
Seneca Foods Corp*	660	19,470
Snyder's-Lance Inc	6,117	216,174
SpartanNash Co	3,009	96,348
Spectrum Pharmaceuticals Inc*	3,664	19,456
Strayer Education Inc*	818	39,820
Supernus Pharmaceuticals Inc*	2,213	47,314
Surgical Care Affiliates Inc*	2,258	93,143
Surmodics Inc*	809	23,032
TrueBlue Inc*	3,279	71,646
US Physical Therapy Inc	1,042	65,698
Universal Corp/VA	1,760	105,899
Universal Technical Institute Inc	1,300	2,964
Vascular Solutions Inc*	1,188	57,226
Viad Corp	1,409	50,386
WD-40 Co	1,126	133,262
Zeltiq Aesthetics Inc*	2,684	102,314
Cardtronics PLC*	3,767	169,176
Helen of Troy Ltd*	2,357	212,931
Total Consumer, Non-Cyclical		10,615,904

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
Energy (2.32%)
Archrock Inc	4,618	$50,890
Atwood Oceanics Inc	4,881	38,560
Basic Energy Services Inc*	2,136	792
Bill Barrett Corp*	3,854	25,591
Bonanza Creek Energy Inc*	2,994	3,054
Bristow Group Inc	2,639	30,111
CARBO Ceramics Inc	1,539	19,284
Carrizo Oil & Gas Inc*	4,550	174,220
Cloud Peak Energy Inc*	4,772	19,708
Contango Oil & Gas Co*	1,147	11,080
Era Group Inc*	1,546	11,270
Exterran Corp*	2,309	32,626
Flotek Industries Inc*	3,643	56,467
FutureFuel Corp	1,732	20,247
Geospace Technologies Corp*	1,047	18,500
Green Plains Inc	2,507	60,870
Gulf Island Fabrication Inc	900	7,920
Gulfmark Offshore Inc*	1,980	4,257
Helix Energy Solutions Group Inc*	8,281	62,108
Matrix Service Co*	1,964	36,314
Newpark Resources Inc*	6,584	46,483
Northern Oil and Gas Inc*	4,291	13,903
PDC Energy Inc*	3,362	223,236
Pioneer Energy Services Corp*	4,989	16,613
REX American Resources Corp*	376	30,245
Rex Energy Corp*	3,842	2,228
SEACOR Holdings Inc*	1,309	76,943
SunCoke Energy Inc	5,562	36,264
Stone Energy Corp*	441	4,833
Synergy Resources Corp*	9,430	61,767
Tesco Corp	2,282	15,540
TETRA Technologies Inc*	6,294	38,079
Unit Corp*	3,620	61,866
Total Energy		1,311,869

Financial (23.17%)
Acadia Realty Trust (c)	5,790	213,882
Agree Realty Corp	1,624	77,936
American Assets Trust Inc (c)	3,309	146,589
American Equity Investment Life Holding Co	6,841	120,538
AMERISAFE Inc	1,485	89,115
Ameris Bancorp	2,160	75,211
Astoria Financial Corp	7,609	116,418
BB&T Corp	2,279	87,742
BofI Holding Inc*	4,808	103,372
Bank Mutual Corp	3,500	27,300
Banner Corp	1,468	65,003
Boston Private Financial Holdings Inc	6,381	82,187
Brookline Bancorp Inc	4,990	59,581
CVB Financial Corp	8,298	147,621
Calamos Asset Management Inc	1,436	10,038
Capstead Mortgage Corp	7,205	71,474
Cardinal Financial Corp	2,277	61,137
CareTrust REIT Inc	4,039	60,020
Cedar Realty Trust Inc	5,432	41,120
Central Pacific Financial Corp	2,628	67,251
Chesapeake Lodging Trust	5,004	127,502
City Holding Co	1,180	59,696
Columbia Banking System Inc	4,843	160,013
Community Bank System Inc	3,647	173,050
CoreSite Realty Corp	2,570	200,511
Cousins Properties Inc	17,109	188,541
DiamondRock Hospitality Co	16,841	$178,346
Dime Community Bancshares Inc	2,343	41,377
EastGroup Properties Inc	2,697	197,906
Education Realty Trust Inc	5,109	231,489
eHealth Inc*	1,639	18,422
Employers Holdings Inc	2,392	72,884
Encore Capital Group Inc*	1,870	40,317
Enova International Inc*	1,954	18,739
Evercore Partners Inc	3,316	169,912
Financial Engines Inc	4,069	130,086
First BanCorp/Puerto Rico*	8,093	39,656
First Commonwealth Financial Corp	7,457	76,136
First Financial Bancorp	4,588	100,018
First Financial Bankshares Inc	5,534	202,654
First Midwest Bancorp Inc/IL	6,005	117,518
First NBC Bank Holding Co*	1,224	15,985
Forestar Group Inc*	2,556	32,078
Four Corners Property Trust Inc	3,229	66,873
Franklin Street Properties Corp	6,954	87,342
GEO Group Inc/The (c)	6,187	123,987
Getty Realty Corp	2,158	50,778
Glacier Bancorp Inc	6,383	191,107
Government Properties Income Trust	5,967	139,031
Greenhill & Co Inc	2,083	47,784
HCI Group Inc	756	24,033
HFF Inc	2,644	70,886
Hanmi Financial Corp	2,533	66,441
Healthcare Realty Trust Inc (c)	8,443	296,012
Home BancShares Inc/AR	10,232	239,428
Hope Bancorp Inc	10,149	174,563
Horace Mann Educators Corp	3,236	118,276
Independent Bank Corp/Rockland MA	2,201	116,609
Infinity Property & Casualty Corp	917	77,266
Interactive Brokers Group Inc	4,861	174,413
INTL. FCStone Inc*	1,292	46,538
Investment Technology Group Inc	2,751	42,310
Kite Realty Group Trust	6,990	201,871
LTC Properties Inc	2,776	144,130
LegacyTexas Financial Group Inc	3,676	111,493
Lexington Realty Trust	16,403	176,988
MB Financial Inc	5,811	227,675
Medical Properties Trust Inc	19,953	304,682
NBT Bancorp Inc	3,500	113,015
Navigators Group Inc/The	800	75,168
Northfield Bancorp Inc	3,623	57,569
Northwest Bancshares Inc	8,537	132,494
OFG Bancorp	3,471	37,869
Old National Bancorp/IN	9,607	136,035
Oritani Financial Corp	2,767	44,466
PRA Group Inc*	4,044	129,327
PS Business Parks Inc	1,606	177,913
Parkway Properties Inc/Md	6,836	123,048
Pennsylvania Real Estate Investment Trust	5,804	145,622
Pinnacle Financial Partners Inc	2,947	167,065
Piper Jaffray Cos*	1,290	57,250
ProAssurance Corp	4,458	245,279
PrivateBancorp Inc	6,631	304,694
Provident Financial Services Inc	4,937	106,491
RLI Corp	3,166	224,723
RE/MAX Holdings Inc	1,412	58,796
Retail Opportunity Investments Corp	8,346	$186,199
S&T Bancorp Inc	2,920	83,950
Sabra Health Care REIT Inc	5,031	128,190
Safety Insurance Group Inc	1,100	73,095
Saul Centers Inc	1,009	66,877
Selective Insurance Group Inc	4,798	191,440
Simmons First National Corp	2,361	118,499
Southside Bancshares Inc	1,902	62,481
Sterling Bancorp/DE	10,013	178,732
Stewart Information Services Corp	1,865	85,380
Summit Hotel Properties Inc	6,699	95,796
Talmer Bancorp Inc	5,270	122,580
Texas Capital Bancshares Inc*	3,846	201,992
Tompkins Financial Corp	1,025	75,778
TrustCo Bank Corp NY	6,679	47,688
UMB Financial Corp	3,515	213,712
United Community Banks Inc/GA	4,877	102,319
United Bankshares Inc/WV	5,430	213,942
United Fire Group Inc	1,500	64,815
United Insurance Holdings Corp	1,293	20,365
Universal Health Realty Income Trust	1,025	63,130
Universal Insurance Holdings Inc	2,216	54,912
Urstadt Biddle Properties Inc	1,911	43,399
Virtus Investment Partners Inc	559	50,981
WageWorks Inc*	3,015	186,297
Walker & Dunlop Inc*	2,126	56,339
Westamerica Bancorporation	1,993	101,324
Wintrust Financial Corp	4,057	225,487
World Acceptance Corp*	687	33,052
Total Financial		13,122,462

Industrial (16.90%)
AAR Corp	2,949	72,575
Actuant Corp	4,684	111,620
Advanced Energy Industries Inc*	3,443	151,319
Aegion Corp*	2,910	53,893
Aerojet Rocketdyne Holdings Inc*	5,386	96,786
Aerovironment Inc*	1,484	36,714
Albany International Corp	2,416	102,269
American Science & Engineering Inc	603	22,190
Apogee Enterprises Inc	2,440	118,096
Applied Industrial Technologies Inc	3,348	159,097
ArcBest Corp	1,834	33,581
Astec Industries Inc	1,495	87,891
Atlas Air Worldwide Holdings Inc*	1,868	69,378
AZZ Inc	2,163	143,688
Badger Meter Inc	1,149	75,823
Barnes Group Inc	4,329	178,961
Bel Fuse Inc	579	13,300
Benchmark Electronics Inc*	4,413	106,442
Boise Cascade Co*	3,053	80,111
Brady Corp	3,802	127,329
Briggs & Stratton Corp	3,633	69,063
Celadon Group Inc	1,713	13,379
Chart Industries Inc*	2,359	71,053
CIRCOR International Inc	1,405	82,979
Coherent Inc*	1,981	208,362
Comfort Systems USA Inc	2,808	79,719
CTS Corp	2,535	48,875

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2016

Security Description	Shares	Value (Note 1)
Cubic Corp	1,666	$78,002
Drew Industries Inc	2,025	206,246
DXP Enterprises Inc*	844	23,708
Dycom Industries Inc*	2,696	218,700
Echo Global Logistics Inc*	1,817	46,879
Electro Scientific Industries Inc*	2,066	11,508
EMCOR Group Inc (c)	5,262	301,302
Encore Wire Corp	1,733	67,102
EnerSys	3,724	262,094
EnPro Industries Inc	1,812	97,667
ESCO Technologies Inc	1,989	89,744
Exponent Inc	2,026	102,171
Fabrinet*	2,551	99,030
FARO Technologies Inc*	1,287	41,956
Federal Signal Corp	5,009	65,668
Forward Air Corp	2,451	112,942
Franklin Electric Co Inc	3,119	119,302
General Cable Corp	3,928	63,359
Gibraltar Industries Inc*	2,171	82,845
Griffon Corp	3,366	57,626
Harsco Corp	6,186	61,551
Haynes International Inc	988	36,447
Headwaters Inc*	6,199	112,388
Heartland Express Inc	5,072	96,520
Hillenbrand Inc	5,030	161,715
Hornbeck Offshore Services Inc*	2,592	14,178
Hub Group Inc*	2,780	113,285
II-VI Inc*	4,346	92,092
Itron Inc*	2,970	141,461
John Bean Technologies Corp	2,444	167,854
Kaman Corp	2,142	96,154
KapStone Paper and Packaging Corp	6,415	112,327
Knight Transportation Inc	4,825	135,583
Lindsay Corp	1,030	74,119
Littelfuse Inc	1,791	227,099
LSB Industries Inc*	1,435	17,220
Lydall Inc*	1,260	60,530
Marten Transport Ltd	1,841	39,710
Matson Inc	3,425	132,171
Methode Electronics Inc	3,227	118,270
Moog Inc*	2,795	164,877
Mueller Industries Inc	4,795	165,715
Myers Industries Inc	1,890	27,122
MYR Group Inc*	1,615	46,835
National Presto Industries Inc	327	28,534
Olympic Steel Inc	500	9,665
Orion Group Holdings Inc*	1,870	11,145
OSI Systems Inc*	1,494	100,188
Park Electrochemical Corp	1,665	27,539
PGT Inc*	4,081	48,605
Plexus Corp*	2,707	124,928
Powell Industries Inc	737	29,296
Quanex Building Products Corp	2,706	52,307
Roadrunner Transportation Systems Inc*	1,931	16,105
Rofin-Sinar Technologies Inc*	2,059	65,909
Rogers Corp*	1,426	79,728
Saia Inc*	1,827	55,596
Sanmina Corp*	6,474	170,137
Simpson Manufacturing Co Inc	3,278	143,839
SPX Corp*	3,423	64,832
SPX FLOW Inc*	3,447	101,376
Standex International Corp	1,018	85,705
Sturm Ruger & Co Inc	1,455	89,177
TASER International Inc*	3,987	107,968
Tennant Co	1,475	$95,477
Tetra Tech Inc	4,683	165,310
Greenbrier Cos Inc/The	2,183	73,982
Tidewater Inc	3,632	11,877
TimkenSteel Corp	2,904	28,604
TopBuild Corp*	2,983	101,780
Tredegar Corp	1,893	35,664
Trex Co Inc*	2,498	154,726
TTM Technologies Inc*	4,103	44,025
Universal Forest Products Inc	1,591	173,658
US Concrete Inc*	1,118	59,276
US Ecology Inc	1,683	75,499
Vicor Corp*	1,051	11,466
Watts Water Technologies Inc	2,282	146,961
Total Industrial		9,568,451

Technology (9.41%)
Agilysys Inc*	1,491	16,476
Blackbaud Inc	3,866	260,452
Bottomline Technologies de Inc*	2,973	68,647
Brocade Communications Systems Inc	5,580	50,108
Brooks Automation Inc	5,212	65,723
CSG Systems International Inc	2,543	111,180
Cabot Microelectronics Corp	1,949	96,904
CACI International Inc*	2,033	201,998
Cavium Inc*	631	35,146
CEVA Inc*	1,529	48,133
Ciber Inc*	5,122	6,198
Cirrus Logic Inc*	5,343	271,157
Cohu Inc	1,484	16,131
Computer Programs & Systems Inc	791	20,424
Cray Inc*	3,405	77,975
DSP Group Inc*	1,496	17,264
Digi International Inc*	1,689	19,373
Diodes Inc*	2,906	59,835
Epiq Systems Inc	2,381	39,096
Ebix Inc	2,228	126,996
Electronics For Imaging Inc*	3,746	176,362
Engility Holdings Inc*	1,374	41,220
Exar Corp*	3,573	32,514
ExlService Holdings Inc*	2,764	141,462
Insight Enterprises Inc*	3,311	101,317
Interactive Intelligence Group Inc*	1,258	75,291
Kopin Corp*	3,225	6,966
Kulicke & Soffa Industries Inc*	6,095	74,542
LivePerson Inc*	3,930	30,615
Lumentum Holdings Inc*	3,617	127,029
MKS Instruments Inc	4,259	207,584
MTS Systems Corp	1,174	58,407
ManTech International Corp/VA	1,891	75,716
Medidata Solutions Inc (c)*	4,645	251,295
Mercury Systems Inc*	2,653	60,170
MicroStrategy Inc*	782	130,430
Monolithic Power Systems Inc	3,050	233,996
Monotype Imaging Holdings Inc	2,918	61,570
Nanometrics Inc*	1,800	36,612
Omnicell Inc*	2,621	98,497
Power Integrations Inc	2,413	140,919
Progress Software Corp*	3,848	111,630
Quality Systems Inc	3,273	38,523
Rambus Inc*	9,776	135,104
Rovi Corp*	6,933	141,919
Rudolph Technologies Inc*	2,269	39,798
Semtech Corp*	5,132	$136,511
Super Micro Computer Inc*	3,069	66,382
Sykes Enterprises Inc*	2,956	86,404
Synchronoss Technologies Inc*	3,331	139,069
Take-Two Interactive Software Inc (c)*	7,099	308,594
Tangoe Inc*	2,294	21,311
TeleTech Holdings Inc	1,320	37,422
Tessera Technologies Inc	3,684	123,561
Ultratech Inc*	2,234	55,872
Veeco Instruments Inc*	3,179	62,531
Virtusa Corp*	2,071	54,322
Total Technology		5,330,683

Utilities (4.23%)
ALLETE Inc (c)	3,837	227,534
American States Water Co	3,091	120,487
Avista Corp	5,227	212,321
El Paso Electric Co	3,223	147,259
New Jersey Resources Corp	7,197	242,107
Northwest Natural Gas Co	2,162	129,136
NorthWestern Corp	4,041	233,651
Piedmont Natural Gas Co Inc (c)	6,657	400,086
South Jersey Industries Inc	5,793	171,936
Southwest Gas Corp (c)	3,974	277,465
Spire Inc	3,636	235,249
Total Utilities		2,397,231

Total Common Stock (Cost $38,687,321)		54,738,534

Total Investments (Cost $38,687,321) (a) (96.66%)		54,738,534
Other Net Assets (3.34%)		1,891,262
Net Assets (100.00%)		$56,629,796

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $38,712,772. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$19,835,762
Unrealized depreciation	(3,810,000)
Net unrealized appreciation	$16,025,762

(b) Futures contracts at August 31, 2016: Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
14 / SEP 2016 / Long / ICE	$1,672,490	$1,734,320	$61,830

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (88.67%)

Basic Materials (4.06%)
EI du Pont de Nemours & Co (c)	12,886	$896,866
PPG Industries Inc (c)	37,600	3,981,088
Praxair Inc (c)	15,167	1,850,981
Sensient Technologies Corp	8,500	622,455
Total Basic Materials		7,351,390

Communications (2.62%)
AT&T Inc (c)	57,669	2,357,509
Verizon Communications Inc (c)	45,542	2,383,213
Total Communications		4,740,722

Consumer, Cyclical (8.22%)
Ford Motor Co (c)	702,700	8,854,020
McDonald's Corp (c)	25,868	2,991,893
Target Corp (c)	43,339	3,041,964
Total Consumer, Cyclical		14,887,877

Consumer, Non-Cyclical (24.54%)
Agriculture (1.75%)
Reynolds American Inc (c)	63,968	3,170,894
		3,170,894
Biotechnology (3.72%)
Celgene Corp (c)*	35,214	3,758,742
Gilead Sciences Inc (c)	38,000	2,978,440
		6,737,182
Commercial Services (0.56%)
Moody's Corp (c)	9,392	1,020,816
		1,020,816
Cosmetics/Personal Care (2.75%)
Colgate-Palmolive Co (c)	20,400	1,516,536
Procter & Gamble Co/The (c)	39,680	3,464,461
		4,980,997
Food (4.32%)
ConAgra Foods Inc (c)	42,450	1,978,595
Sprouts Farmers Market Inc (c)*	260,000	5,857,800
		7,836,395
Healthcare-Services (6.08%)
Abbott Laboratories (c)	27,810	1,168,576
Aetna Inc (c)	14,084	1,649,518
Anthem Inc (c)	32,300	4,040,084
Baxter International Inc (c)	44,226	2,066,681
Danaher Corp (c)	25,600	2,084,096
		11,008,955
Household Products/Wares (0.99%)
Kimberly-Clark Corp (c)	14,000	1,792,840
		1,792,840
Pharmaceuticals (4.37%)
AbbVie Inc (c)	41,610	2,667,201
AmerisourceBergen Corp (c)	22,912	1,992,657
Merck & Co Inc (c)	30,900	1,940,211
Shire PLC	7,085	1,326,170
		7,926,239

Total Consumer, Non-Cyclical		44,474,318

Energy (11.19%)
Anadarko Petroleum Corp (c)	21,340	$1,141,050
Baker Hughes Inc (c)	27,455	1,348,864
BP PLC (c)	71,914	2,435,008
Chevron Corp (c)	53,324	5,363,328
ConocoPhillips (c)	19,648	806,550
Devon Energy Corp (c)	10,652	461,551
Exxon Mobil Corp (c)	43,236	3,767,585
Royal Dutch Shell PLC (c)	35,230	1,722,747
Schlumberger Ltd (c)	35,500	2,804,500
Spectra Energy Corp	12,000	427,440
Total Energy		20,278,623

Financial (19.64%)
Arthur J Gallagher & Co	32,400	1,600,884
Aspen Insurance Holdings Ltd	26,315	1,209,437
Bank of America Corp (c)	179,700	2,900,358
Bank of New York Mellon Corp/The (c)	21,450	893,822
BlackRock Inc (c)	9,000	3,355,290
Citigroup Inc (c)	45,000	2,148,300
Goldman Sachs Group Inc/The (c)	23,750	4,024,675
Intercontinental Exchange Inc (c)	4,504	1,270,218
JPMorgan Chase & Co (c)	106,420	7,183,350
Morgan Stanley (c)	70,450	2,258,627
Principal Financial Group Inc (c)	18,850	924,970
State Street Corp (c)	9,600	674,304
US Bancorp (c)	60,600	2,675,490
Wells Fargo & Co (c)	87,889	4,464,761
Total Financial		35,584,486

Industrial (7.03%)
Agilent Technologies Inc (c)	6,670	313,357
Boeing Co/The (c)	17,000	2,200,650
Caterpillar Inc (c)	28,342	2,322,627
Fortive Corp (c)	12,800	674,176
Northrop Grumman Corp (c)	8,600	1,823,802
Rockwell Collins Inc (c)	12,400	1,037,756
Union Pacific Corp	10,950	1,046,054
United Parcel Service Inc (c)	8,160	891,235
United Technologies Corp (c)	19,500	2,075,385
Seaspan Corp	25,000	362,500
Total Industrial		12,747,542

Technology (8.16%)
Analog Devices Inc (c)	9,440	590,566
EMC Corp	29,720	861,583
Hewlett Packard Enterprise Co (c)	50,000	1,074,000
International Business Machines Corp (c)	6,660	1,058,141
Linear Technology Corp (c)	17,480	1,018,035
Microsoft Corp (c)	51,833	2,978,324
Oracle Corp (c)	64,130	2,643,438
Paychex Inc (c)	34,000	2,062,780
QUALCOMM Inc (c)	17,875	1,127,376
Taiwan Semiconductor Manufacturing Co Ltd	30,000	$862,200
Texas Instruments Inc (c)	7,400	514,596
Total Technology		14,791,039

Utilities (3.21%)
Consolidated Edison Inc (c)	21,200	1,595,300
DTE Energy Co (c)	4,700	436,630
Duke Energy Corp (c)	8,099	645,166
Exelon Corp (c)	18,746	637,364
FirstEnergy Corp (c)	23,574	771,577
NextEra Energy Inc (c)	7,500	907,050
Sempra Energy (c)	8,050	842,272
Total Utilities		5,835,359

Total Common Stock (Cost $90,014,597)		160,691,356

Preferred Stock (0.89%)
Amerityre Corp Preferred**	2,000,000	1,600,000
Total Preferred Stock (Cost $2,000,000)		1,600,000

Total Investments (Cost $92,014,597) (a) (89.56%)		162,291,356
Other Net Assets (10.44%)		18,923,113
Net Assets (100.00%)		$181,214,469

* Non-income producing security.

** This security has been fair valued and deemed to be illiquid by the Advisor. At August 31, 2016, the fair value was $1,600,000, or 0.89% of net assets. In default of interest payment 5% maturing 12/13/2019.

(a) Aggregate cost for federal income tax purpose is $92,375,177. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$72,191,624
Unrealized depreciation	(2,305,491)
Net unrealized appreciation	$69,886,133

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/2016

Written Options	Expiration Date	Exercise Price	Contracts	Value
AbbVie Inc	9/16/2016	$67.50	(138)	$(966)
Baker Hughes Inc	9/16/2016	52.50	(91)	(2,548)
Bank of America Corp	10/21/2016	15.00	(397)	(55,580)
Baxter International Inc	9/16/2016	47.50	(147)	(3,822)
BlackRock Inc	10/21/2016	370.00	(30)	(36,900)
Boeing Co/The	9/16/2016	135.00	(56)	(1,232)
Caterpillar Inc	9/16/2016	82.50	(94)	(11,280)
Celgene Corp	9/16/2016	115.00	(117)	(4,914)
Citigroup Inc	10/21/2016	47.50	(150)	(28,800)
Colgate-Palmolive Co	9/16/2016	75.00	(68)	(3,196)
Goldman Sachs Group Inc/The	9/16/2016	165.00	(79)	(42,581)
Intercontinental Exchange, Inc	9/16/2016	280.00	(15)	(6,300)
JPMorgan Chase & Co	9/16/2016	65.00	(354)	(95,226)
Merck & Co Inc	10/21/2016	62.50	(103)	(15,141)
Morgan Stanley	10/21/2016	30.00	(234)	(61,074)
Paychex Inc	9/16/2016	60.00	(113)	(11,865)
Praxair Inc	9/16/2016	120.00	(50)	(14,000)
Procter & Gamble Co/The	9/16/2016	87.50	(132)	(11,088)
Union Pacific Corp	9/16/2016	95.00	(36)	(5,616)
United Parcel Service Inc	9/16/2016	110.00	(10)	(630)

Total Written Call Options				(412,759)
(Total Premiums Received $382,713)

(c) A portion of these shares have been pledged in connection with obligations for options contracts.

European Growth & Income Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (97.89%)

Basic Materials (5.01%)
BASF SE	3,488	$282,929
BHP Billiton Ltd	1,900	57,000
Rio Tinto PLC	3,600	108,612
South32 Ltd*	760	5,415
Total Basic Materials		453,956

Communications (4.86%)
Deutsche Telekom AG	11,525	192,583
Telefonica SA	24,558	247,053
Total Communications		439,636

Consumer, Cyclical (6.40%)
Daimler AG	3,835	265,152
LVMH Moet Hennessy Louis Vuitton SE	9,300	314,619
Total Consumer, Cyclical		579,771

Consumer, Non-Cyclical (46.10%)
Agriculture (4.25%)
British American Tobacco PLC	3,100	384,989
		384,989
Beverages (8.47%)
Anheuser-Busch InBev SA/NV	3,700	458,911
Diageo PLC	2,735	307,633
		766,544
Cosmetics/Personal Care (3.31%)
Unilever NV	6,508	300,084
		300,084
Food (6.60%)
Nestle SA	7,512	597,204
		597,204
Pharmaceuticals (23.47%)
Bayer AG	4,115	$440,017
GlaxoSmithKline PLC	8,050	349,853
Novartis AG	7,157	563,757
Roche Holding AG	15,564	475,480
Sanofi	7,700	296,219
		2,125,326

Total Consumer, Non-Cyclical		4,174,147

Energy (10.12%)
Eni SpA	7,482	225,433
Royal Dutch Shell PLC	7,481	365,821
TOTAL SA	6,815	325,416
Total Energy		916,670

Financial (16.91%)
Allianz SE	18,157	269,450
AXA SA	18,984	398,854
Banco Bilbao Vizcaya Argentaria SA	15,551	96,727
Banco Santander SA	51,573	231,046
BNP Paribas SA	5,452	139,026
Deutsche Bank AG*	3,484	51,389
HSBC Holdings PLC	2,476	92,107
ING Groep NV	20,000	251,000
Total Financial		1,529,599

Industrial (4.93%)
Siemens AG	3,735	446,613
Total Industrial		446,613

Technology (3.56%)
SAP SE	3,667	$322,586
Total Technology		322,586

Total Common Stock (Cost $7,878,224)		8,862,978

Total Investments (Cost $7,878,224) (a) (97.89%)		8,862,978
Other Net Assets (2.11%)		190,990
Net Assets (100.00%)		$9,053,968

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $7,878,255. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,492,058
Unrealized depreciation	(1,507,335)
Net unrealized appreciation	$984,723

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (98.79%)

Communications (34.81%)
Internet (24.98%)
Alphabet Inc*	14,824	$11,708,736
Alphabet Inc*	17,409	13,353,573
Amazon.com Inc (c)*	23,768	18,281,395
Baidu Inc*	16,478	2,818,891
Ctrip.com International Ltd*	21,105	999,322
eBay Inc*	72,865	2,343,338
Expedia Inc	7,561	825,056
Facebook Inc*	132,823	16,751,637
JD.com Inc*	53,925	1,370,234
Liberty Ventures*	8,022	309,168
Netflix Inc*	25,816	2,515,769
Priceline Group Inc/The*	2,906	4,117,017
TripAdvisor Inc*	7,210	439,810
Yahoo! Inc*	58,728	2,510,622
		78,344,568
Media (6.51%)
Charter Communications Inc*	6,284	1,616,308
Comcast Corp	155,101	10,121,891
Discovery Communications Inc*	15,060	373,789
Discovery Communications Inc*	7,945	202,677
DISH Network Corp*	12,336	619,637
Liberty Braves Group*	542	9,111
Liberty Braves Group*	1,219	20,065
Liberty Global PLC*	13,870	438,986
Liberty Global PLC*	35,918	1,107,352
Liberty Global Plc LiLAC*	2,316	65,149
Liberty Global Plc LiLAC*	6,079	173,616
Liberty Media Group LLC*	3,049	64,822
Liberty Media Group LLC*	1,356	29,018
Liberty SiriusXM Group*	5,425	181,792
Liberty SiriusXM Group*	12,197	405,306
Sirius XM Holdings Inc*	315,026	1,304,208
Twenty-First Century Fox Inc	69,202	1,698,217
Twenty-First Century Fox Inc	49,363	1,226,671
Viacom Inc	19,051	768,517
		20,427,132
Telecommunicatoins (3.32%)
Cisco Systems Inc	308,245	9,691,223
Vodafone Group PLC	22,646	694,100
		10,385,323

Total Communications		109,157,023

Consumer, Cyclical (9.12%)
American Airlines Group Inc	37,277	1,353,155
Bed Bath & Beyond Inc	9,158	424,656
Costco Wholesale Corp	27,022	4,379,996
Dollar Tree Inc*	14,514	1,200,308
Fastenal Co	15,898	685,363
Liberty Interactive Corp QVC Group*	25,661	542,217
Marriott International Inc/MD	15,669	1,117,670
Mattel Inc	18,623	616,980
Norwegian Cruise Line Holdings Ltd*	13,819	495,964
O'Reilly Automotive Inc*	6,008	1,681,940
PACCAR Inc	21,720	1,299,725
Ross Stores Inc	25,036	1,558,241
Starbucks Corp	81,036	4,556,654
Tesla Motors Inc*	8,163	1,730,638
Tractor Supply Co	7,372	618,879
Ulta Salon Cosmetics & Fragrance Inc*	3,850	$951,759
Walgreens Boots Alliance Inc	66,679	5,381,662
Total Consumer, Cyclical		28,595,807

Consumer, Non-Cyclical (18.74%)
Alexion Pharmaceuticals Inc*	13,927	1,752,852
Amgen Inc	46,069	7,834,494
Automatic Data Processing Inc	27,966	2,511,626
Biogen Inc*	13,131	4,013,228
BioMarin Pharmaceutical Inc*	8,849	830,833
Celgene Corp*	47,933	5,116,368
Endo International PLC*	13,637	282,286
Express Scripts Holding Co*	40,380	2,935,626
Gilead Sciences Inc	84,223	6,601,399
Henry Schein Inc*	4,550	745,245
Illumina Inc*	9,050	1,523,477
Incyte Corp*	11,612	941,733
Intuitive Surgical Inc*	2,310	1,585,630
Mondelez International Inc	96,099	4,326,377
Monster Beverage Corp*	12,544	1,930,396
Mylan NV*	30,333	1,284,906
PayPal Holdings Inc*	72,931	2,709,387
Regeneron Pharmaceuticals Inc*	6,226	2,444,016
Kraft Heinz Co/The	74,281	6,647,407
Verisk Analytics Inc*	9,297	772,116
Vertex Pharmaceuticals Inc*	15,231	1,439,482
Whole Foods Market Inc	18,728	568,957
Total Consumer, Non-Cyclical		58,797,841

Industrial (0.92%)
CSX Corp	59,540	1,683,791
SBA Communications Corp*	6,889	786,379
Stericycle Inc*	4,663	400,925
Total Industrial		2,871,095

Technology (35.20%)
Computers (10.70%)
Apple Inc (c)	279,902	29,697,602
Cognizant Technology Solutions Corp*	37,358	2,145,844
NetApp Inc	16,183	559,770
Seagate Technology PLC	16,891	569,902
Western Digital Corp	12,716	593,456
		33,566,574
Semiconductors (11.58%)
Analog Devices Inc	19,164	1,198,900
Applied Materials Inc	69,899	2,085,786
Broadcom Ltd	24,136	4,258,073
Intel Corp	289,370	10,385,489
Lam Research Corp	8,692	811,137
Linear Technology Corp	13,123	764,284
Maxim Integrated Products Inc	17,117	697,004
Micron Technology Inc*	59,584	982,540
NVIDIA Corp	33,258	2,040,046
NXP Semiconductors NV*	18,389	1,618,600
QUALCOMM Inc	91,537	5,773,239
Skyworks Solutions Inc	10,490	785,281
Texas Instruments Inc	59,838	4,161,135
Xilinx Inc	14,102	764,469
		36,325,983
Software (12.92%)
Activision Blizzard Inc	45,436	1,879,687
Adobe Systems Inc*	30,037	3,073,085
Akamai Technologies Inc*	9,765	536,099
Autodesk Inc*	12,413	836,636
CA Inc	24,077	$816,451
Cerner Corp*	21,019	1,356,566
Check Point Software Technologies Ltd*	9,925	761,645
Citrix Systems Inc*	8,530	743,816
CommerceHub Inc*	802	11,862
CommerceHub Inc*	1,604	23,627
Electronic Arts Inc*	19,121	1,553,199
Fiserv Inc*	13,781	1,420,132
Intuit Inc	15,876	1,769,380
Microsoft Corp (c)	408,520	23,473,558
NetEase Inc	4,300	911,471
Paychex Inc	22,313	1,353,730
		40,520,944

Total Technology		110,413,501

Total Common Stock (Cost $233,644,537)		309,835,267

Total Investments (Cost $233,644,537) (a) (98.79%)		309,835,267
Other Net Assets (1.21%)		3,786,795
Net Assets (100.00%)		$313,622,062

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $233,941,334. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$87,240,605
Unrealized depreciation	(11,346,672)
Net unrealized appreciation	$75,893,933

(b) Futures contracts at August 31, 2016: Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
38 /SEP 2016 / Long / CME	$3,633,560	$3,628,050	$(5,510)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/2016

Security Description	Shares	Value (Note 1)
Common Stock (97.47%)

Basic Materials (1.12%)
Schnitzer Steel Industries Inc	22,000	$413,160
Total Basic Materials		413,160

Communications (5.98%)
Sierra Wireless Inc*	56,800	796,336
Splunk Inc*	3,800	221,312
Alphabet Inc*	1,550	1,188,928
Total Communications		2,206,576

Consumer, Cyclical (8.88%)
Kandi Technologies Group Inc*	85,000	529,550
Tesla Motors Inc*	4,200	890,442
Herman Miller Inc	21,000	757,470
Interface Inc	40,000	707,200
Steelcase Inc	26,000	388,440
Total Consumer, Cyclical		3,273,102

Consumer, Non-Cyclical (11.21%)
SunOpta Inc*	100,000	664,000
Exact Sciences Corp*	8,800	162,536
Hain Celestial Group Inc/The*	19,300	709,275
Integer Holdings Corp*	7,000	169,400
WhiteWave Foods Co/The*	21,000	1,164,030
United Natural Foods Inc*	22,000	1,003,200
Natural Grocers by Vitamin Cottage Inc*	21,000	259,350
Total Consumer, Non-Cyclical		4,131,791

Energy (23.20%)
Canadian Solar Inc*	97,000	1,250,330
First Solar Inc*	34,600	1,308,572
JA Solar Holdings Co Ltd*	50,000	370,500
JinkoSolar Holding Co Ltd*	21,400	395,044
SolarCity Corp*	30,400	628,064
Trina Solar Ltd*	113,000	1,187,630
Vestas Wind Systems A/S	66,000	1,822,920
Pattern Energy Group Inc	67,000	1,594,600
Total Energy		8,557,660

Financial (5.41%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,000	396,110
Alexandria Real Estate Equities Inc	4,900	539,441
Hannon Armstrong Sustainable Infrastructure Capital Inc	15,000	359,700
Liberty Property Trust	17,000	700,910
Total Financial		1,996,161

Industrial (18.42%)
ABB Ltd	37,600	814,792
Waters Corp*	1,900	298,889
Garmin Ltd	6,700	328,836
Kyocera Corp	12,300	585,234
LG Display Co Ltd	47,000	627,920
Universal Display Corp*	10,500	$604,695
Trex Co Inc*	14,000	867,160
SunPower Corp*	63,200	629,472
Advanced Energy Industries Inc*	14,500	637,275
Acuity Brands Inc	1,500	412,680
Badger Meter Inc	5,000	329,950
Itron Inc*	13,800	657,294
Total Industrial		6,794,197

Technology (19.95%)
Apple Inc	8,800	933,680
Silver Spring Networks Inc*	5,800	79,170
Applied Materials Inc	43,000	1,283,120
Brooks Automation Inc	40,000	504,400
InvenSense Inc*	63,000	468,720
QUALCOMM Inc	12,500	788,375
Skyworks Solutions Inc	12,000	898,320
ANSYS Inc*	5,800	551,522
Autodesk Inc*	7,000	471,800
Omnicell Inc*	4,936	185,495
International Business Machines Corp	7,500	1,191,600
Total Technology		7,356,202

Utilities (3.30%)
California Water Service Group	13,700	417,713
Consolidated Water Co Ltd	63,000	798,840
Total Utilities		1,216,553

Total Common Stock (Cost $34,844,975)		35,945,402

Limited Partnerships (1.18%)
8Point3 Energy Partners LP	28,000	435,680
Total Limited Partnerships (Cost $403,415)		435,680

Total Investments (Cost $35,248,390) (a) (98.65%)		36,381,082
Other Net Assets (1.35%)		498,445
Net Assets (100.00%)		$36,879,527

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $35,277,387. At August 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$6,005,400
Unrealized depreciation	(4,901,705)
Net unrealized appreciation	$1,103,695

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2016

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$78,861,495	$23,263,789	$5,376,753	$72,870,631
Market value of investments (Note 1)	84,925,094	24,269,239	5,392,953	72,870,631
Cash	126,433	56,985	80,856	12,873
Interest receivable	926,376	110,567	7,817	—
Receivable for fund shares sold	180,161	95,189	2,277	2,120,473
Prepaid expenses	3,465	452	24	13
Total assets	86,161,529	24,532,432	5,483,927	75,003,990

Liabilities
Payable for fund shares repurchased	1,495,774	16,816	—	29,253
Payable to investment advisor	38,653	10,609	923	4,127
Distributions payable	181,050	30,091	1,019	—
Accrued 12b-1 fees	—	1,203	370	49
Accrued shareholder service fees	—	1,252	370	77
Accrued administration fees	6,903	1,980	450	5,494
Accrued CCO fees	—	172	40	491
Accrued expenses	16,758	4,386	2,620	12,232
Total liabilities	1,739,138	66,509	5,792	51,723

Net assets	$84,422,391	$24,465,923	$5,478,135	$74,952,267

Net assets at August 31, 2016 consist of
Paid-in capital	77,974,781	23,850,601	5,459,448	74,954,421
Undistributed net investment income	149,312	59,581	133	—
Accumulated net realized gain (loss)	234,699	(449,709)	2,354	(2,154)
Unrealized appreciation (depreciation) of investments	6,063,599	1,005,450	16,200	—
Total net assets	$84,422,391	$24,465,923	$5,478,135	$74,952,267

Net assets
Direct Shares	$84,422,391	$19,754,373	$4,147,971	$72,482,402
K Shares	$—	$4,711,549	$1,330,164	$2,469,865

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	7,074,246	1,861,104	407,595	72,486,234
K Shares (no par value, unlimited shares authorized)	—	442,875	132,765	2,468,216

Net asset value per share
Direct Shares	$11.93	$10.61	$10.18	$1.00
K Shares	$—	$10.64	$10.02	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2016 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$62,649,894	$83,193,337	$38,687,321	$92,014,597
Market value of investments (Note 1)	141,320,069	139,721,725	54,738,534	162,291,356
Cash	1,490,226	2,141,756	1,655,682	18,830,042
Cash held at broker	199,950	125,800	200,000	100,000
Dividend receivable	328,600	155,441	44,195	537,303
Receivable for fund shares sold	56,785	51,219	12,402	52,396
Receivable for Investment Securities Sold			38,345
Prepaid expenses	111	411		988
Total assets	143,395,741	142,196,352	56,689,158	181,812,085

Liabilities
Written Options, at value (premiums received $382,713)				412,759
Payable for fund shares repurchased	12,360	654,378	2,873	33,222
Payable to investment advisor	19,432	45,343	26,495	81,901
Variation margin payable	5,130	8,400	9,940
Accrued 12b-1 fees	1,946	1,309	2,233	1,422
Accrued shareholder service fees	2,935	1,287	2,410	1,660
Accrued administration fees	11,606	11,384	4,520	14,627
Accrued CCO fees	993	990	385	—
Accrued expenses	14,614	16,026	10,506	52,025
Total liabilities	69,016	739,117	59,362	597,616

Net assets	$143,326,725	$141,457,235	$56,629,796	$181,214,469

Net assets at August 31, 2016 consist of
Paid-in capital	62,968,197	75,028,675	38,243,729	90,542,293
Undistributed net investment income	729,442	—	—	1,001,503
Accumulated net realized gain (loss)	901,611	9,891,282	2,273,024	19,423,960
Unrealized appreciation (depreciation) of investments	78,670,175	56,528,388	16,051,213	70,276,759
Unrealized appreciation (depreciation) of futures	57,300	8,890	61,830	—
Unrealized appreciation (depreciation) of options contracts				(30,046)
Total net assets	$143,326,725	$141,457,235	$56,629,796	$181,214,469

Net assets
Direct Shares	$135,345,620	$136,371,107	$47,351,207	$175,317,289
K Shares	$7,981,105	$5,086,127	$9,278,590	$5,897,180

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,157,958	5,109,745	2,268,888	6,537,077
K Shares (no par value, unlimited shares authorized)	186,129	192,450	453,214	221,615

Net asset value per share
Direct Shares	$42.86	$26.69	$20.87	$26.82
K Shares	$42.88	$26.43	$20.47	$26.61

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2016 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$7,878,224	$233,644,537	$35,248,390
Market value of investments (Note 1)	8,862,978	309,835,267	36,381,082
Cash	108,770	4,130,127	471,570
Cash held at broker	—	211,200	—
Dividend receivable	59,835	448,483	34,392
Receivable for fund shares sold	36,250	183,346	36,648
Prepaid expenses	63	2,480	197
Total assets	9,067,896	314,810,903	36,923,889

Liabilities
Payable for fund shares repurchased	1,614	1,046,772	2,337
Payable to investment advisor	5,364	72,064	33,559
Variation margin payable	—	2,375	—
Accrued 12b-1 fees	757	3,602	—
Accrued shareholder service fees	984	4,092	—
Accrued administration fees	729	25,252	2,997
Accrued CCO fees	103	842	399
Accrued expenses	4,377	33,842	5,070
Total liabilities	13,928	1,188,841	44,362

Net assets	$9,053,968	$313,622,062	$36,879,527

Net assets at August 31, 2016 consist of
Paid-in capital	9,482,570	238,780,666	36,123,281
Undistributed net investment income	42,643	535,666	—
Accumulated net realized gain (loss)	(1,455,965)	(1,879,490)	(376,446)
Unrealized appreciation (depreciation) of investments and foreign currency	984,720	76,190,730	1,132,692
Unrealized appreciation (depreciation) of futures		(5,510)
Total net assets	$9,053,968	$313,622,062	$36,879,527

Net assets
Direct Shares	$5,444,998	$298,122,539	$36,879,527
K Shares	$3,608,970	$15,499,523	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	684,873	24,339,319	2,538,606
K Shares (no par value, unlimited shares authorized)	451,991	1,299,385	—

Net asset value per share
Direct Shares	$7.95	$12.25	$14.53
K Shares	$7.98	$11.93	$—

See accompanying notes to financial statements.

Statements of Operations August 31, 2016

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,800,766	$503,399	$56,243	$158,946
Total	2,800,766	503,399	56,243	158,946

Expenses
Management fees (Note 2)	442,775	121,354	33,835	367,752
Administration fees (Note 2)	78,514	21,819	6,086	66,170
Transfer agent fees	22,087	14,335	3,333	16,583
Accounting services	27,092	9,040	3,601	19,894
Custodian fees	5,906	2,630	6,275	6,096
Legal and audit fees	16,600	8,784	6,008	19,026
CCO fees (Note 2)	3,617	2,110	592	6,275
Trustees fees	6,295	6,297	1,173	6,275
Insurance	3,437	961	255	3,343
Printing	1,168	2,068	626	5,408
Registration and dues	5,412	10,297	2,283	4,779
12b-1 fees Class K (Note 2)	—	12,854	3,654	—
Shareholder service fees Class K (Note 2)	—	12,854	3,654	—
Licensing fee	—	—	—	—
Total expenses	612,903	225,403	71,375	521,601
Less reimbursement from manager (Note 2)	—	(20,081)	(24,167)	(362,655)
Net expenses	612,903	205,322	47,208	158,946
Net investment income	2,187,863	298,077	9,035	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	304,753	72,421	2,540	280
Change in unrealized appreciation (depreciation) of investments	1,576,243	364,694	3,408	—
Net realized and unrealized gain (loss) on investments	1,880,996	437,115	5,948	280
Net increase (decrease) in net assets resulting from operations	$4,068,859	$735,192	$14,983	$280

See accompanying notes to financial statements.

Statements of Operations August 31, 2016 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$2,098	$1,237	$1,862	$—
Dividend income (net of foreign tax withheld: $418, $561, $93, $18,329 ,$29,531, $4,500, $14,415 respectively)	3,041,309	2,194,914	685,706	4,787,271
Total	3,043,407	2,196,151	687,568	4,787,271

Expenses
Management fees (Note 2)	339,874	550,504	257,272	894,268
Administration fees (Note 2)	120,879	123,714	45,857	160,778
Transfer agent fees	26,514	25,803	16,979	166,946
Accounting services	46,241	43,949	27,008	44,117
Custodian fees	10,720	10,939	5,881	14,510
Broker Fees	—	—	—	100
Legal and audit fees	25,402	27,711	12,811	30,301
CCO fees (Note 2)	11,817	11,832	4,468	7,374
Trustees fees	6,301	6,303	6,305	6,332
Insurance	5,378	5,934	2,053	7,657
Printing	11,015	8,849	8,011	27,636
Registration and dues	16,675	18,775	7,068	36,883
12b-1 fees Class K (Note 2)	19,827	12,471	23,511	14,578
Shareholder service fees Class K (Note 2)	19,827	12,471	23,511	14,578
Licensing fee	13,868	16,230	5,358	—
Total expenses	674,338	875,485	446,093	1,426,058
Less reimbursement from manager (Note 2)	(145,091)	(52,995)	(18,440)	—
Net expenses	529,247	822,490	427,653	1,426,058
Net investment income	2,514,160	1,373,661	259,915	3,361,213

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	1,490,887	11,311,946	2,363,853	23,698,760
Net realized gain (loss) from futures contracts	135,938	(277,785)	12,852	—
Net realized gain (loss) from options contracts	—	—	—	395,040
Change in unrealized appreciation (depreciation) of investments	11,501,497	2,386,098	3,549,714	(10,421,053)
Change in unrealized appreciation (depreciation) of futures	79,738	250,780	119,415	—
Change in unrealized appreciation (depreciation) of options contracts	—	—	—	(30,046)
Net realized and unrealized gain (loss) on investments	13,208,060	13,671,039	6,045,834	13,642,701
Net increase (decrease) in net assets resulting from operations	$15,722,220	$15,044,700	$6,305,749	$17,003,914

See accompanying notes to financial statements.

Statements of Operations August 31, 2016 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$—	$7,770	$—
Dividend income (net of foreign tax withheld: $418, $561, $93, $18,329 ,$29,531, $4,500, $14,415 respectively)	363,221	3,634,223	374,443
Total	363,221	3,641,993	374,443

Expenses
Management fees (Note 2)	79,492	1,393,136	340,813
Administration fees (Note 2)	8,408	248,936	30,628
Transfer agent fees	7,162	103,512	12,655
Accounting services	3,969	74,665	10,195
Custodian fees	1,713	22,454	3,181
Legal and audit fees	6,667	39,751	9,731
CCO fees (Note 2)	852	23,100	3,139
Trustees fees	6,294	6,314	6,314
Insurance	417	10,080	1,205
Printing	2,882	27,882	6,463
Registration and dues	3,314	41,494	23,660
12b-1 fees Class K (Note 2)	9,663	40,465	—
Shareholder service fees Class K (Note 2)	9,663	40,465	—
Licensing fee	—	80,810	—
Total expenses	140,496	2,153,064	447,984
Less reimbursement from manager (Note 2)	(27,667)	(705,792)
Net expenses	112,829	1,447,272	447,984
Net investment income	250,392	2,194,721	(73,541)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(54,902)	(546,193)	233,318
Net realized gain (loss) from futures contracts		(3,917)
Change in unrealized appreciation (depreciation) of investments and foreign currency	(562,539)	31,177,381	2,027,068
Change in unrealized appreciation (depreciation) of futures	—	(55,630)	—
Net realized and unrealized gain (loss) on investments	(617,441)	30,571,641	2,260,386
Net increase (decrease) in net assets resulting from operations	$(367,049)	$32,766,362	$2,186,845

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Year Ended August 31, 2016	Year Ended August 31, 2015
Operations
Net investment income (loss)	$2,187,863	$2,269,029
Net realized gain (loss) on investments	304,753	(70,054)
Net realized gain (loss) on futures contracts	—
Change in unrealized appreciation (depreciation) of investments	1,576,243
Change in unrealized appreciation (depreciation) of futures and options contracts	—	(565,276)
Net increase (decrease) in net assets resulting from operations	4,068,859	1,633,699

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,175,617)	(2,231,089)
Distributions from realized capital gains on investments		(400,216)
Direct shares	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(6,683,995)	(6,900,262)
Total increase (decrease)	(4,790,753)	(7,897,868)

Net assets
Beginning of year	89,213,144	97,111,012
End of year	$84,422,391	$89,213,144
Including undistributed net investment income (loss) of:	$149,312	$137,066

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015
Operations
Net investment income (loss)	$298,077	$338,356	$9,035	$(6,315)	$—	$—
Net realized gain (loss) on investments	72,421	110,258	2,540	1,347	280	570
Net realized gain (loss) on futures contracts	—		—		—
Change in unrealized appreciation (depreciation) of investments	364,694		3,408		—
Change in unrealized appreciation (depreciation) of futures and options contracts	—	(33,502)	—	(8,840)	—	—
Net increase (decrease) in net assets resulting from operations	735,192	415,112	14,983	(13,808)	280	570

Distributions to shareholders
Distributions from net investment income
Direct shares	(266,570)	(288,970)	(9,179)	—	—	—
K shares	(37,994)	(50,740)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	(1,845)	—	—
K shares	—	—	—	(469)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,169,137)	(3,701,972)	(1,254,546)	(941,437)	(13,923,127)	(20,035,664)
Total increase (decrease)	(738,509)	(3,626,570)	(1,248,742)	(957,559)	(13,922,847)	(20,035,094)

Net assets
Beginning of year	25,204,432	28,831,002	6,726,877	7,684,436	88,875,114	108,910,208
End of year	$24,465,923	$25,204,432	$5,478,135	$6,726,877	$74,952,267	$88,875,114
Including undistributed net investment income (loss) of:	$59,581	$56,479	$133	$(2,311)	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015
Operations
Net investment income (loss)	$2,514,160	$2,365,579	$1,373,661	$1,350,067	$259,915	$299,010
Net realized gain (loss) on investments	1,490,887	2,991,296	11,311,946	22,388,896	2,363,853	4,883,885
Net realized gain (loss) on futures contracts	135,938	42,663	(277,785)	82,801	12,852	(6,605)
Change in unrealized appreciation (depreciation) of investments	11,501,497	(4,885,328)	2,386,098	(23,597,547)	3,549,714	(3,257,313)
Change in unrealized appreciation (depreciation) of futures and options contracts	79,738	(41,106)	250,780	(242,170)	119,415	(62,685)
Net increase (decrease) in net assets resulting from operations	15,722,220	473,104	15,044,700	(17,953)	6,305,749	1,856,292

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,449,795)	(2,188,450)	(1,285,213)	(1,462,739)	(311,261)	(271,094)
K shares	(107,299)	(93,268)	(24,414)	(23,818)	(19,475)	(12,716)
Distributions from realized capital gains on investments
Direct shares	(3,080,771)	(515,560)	(21,413,287)	(11,448,852)	(3,975,481)	(2,983,582)
K shares	(193,578)	(38,363)	(782,857)	(467,757)	(944,574)	(801,864)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,234,800	(1,326,328)	4,313,548	(17,349,414)	4,930,461	(241,934)
Total increase (decrease)	12,125,577	(3,688,865)	(4,147,523)	(30,770,533)	5,985,419	(2,454,898)

Net assets
Beginning of year	131,201,148	134,890,013	145,604,758	176,375,291	50,644,377	53,099,275
End of year	$143,326,725	$131,201,148	$141,457,235	$145,604,758	$56,629,796	$50,644,377
Including undistributed net investment income (loss) of:	$729,442	$772,624	$81,216	$17,598	$—	$15,200

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015
Operations
Net investment income (loss)	$3,361,213	$3,626,840	$250,392	$267,606	$2,194,721	$1,893,669
Net realized gain (loss) on investments	23,698,760	6,710,837	(54,902)	(446,043)	(546,193)	1,877,898
Net realized gain (loss) on futures contracts		—	—	—	(3,917)	(130,349)
Net realized gain (loss) on options contracts	395,040
Change in unrealized appreciation (depreciation) of investments	(10,421,053)	(11,850,680)	(562,539)	(1,099,257)	31,177,381	4,682,134
Change in unrealized appreciation (depreciation) of futures	—	—	—	—	(55,630)	2,390
Change in unrealized appreciation (depreciation) of options contracts	(30,046)	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	17,003,914	(1,513,003)	(367,049)	(1,277,694)	32,766,362	8,325,742

Distributions to shareholders
Distributions from net investment income
Direct shares	(3,442,257)	(3,397,483)	(150,036)	(170,458)	(2,491,488)	(1,204,818)
K shares	(92,200)	(73,108)	(84,936)	(93,639)	(53,742)	(40,664)
Distributions from realized capital gains on investments
Direct shares	(2,543,593)		—		—
K shares	(81,226)		—		—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(15,826,727)	(13,052,453)	(503,964)	(2,285,236)	34,280,455	123,351,748
Total increase (decrease)	(4,982,089)	(18,036,047)	(1,105,985)	(3,827,027)	64,501,587	130,432,008

Net assets
Beginning of year	186,196,558	204,232,605	10,159,953	13,986,980	249,120,475	118,688,467
End of year	$181,214,469	$186,196,558	$9,053,968	$10,159,953	$313,622,062	$249,120,475
Including undistributed net investment income (loss) of:	$1,001,503	$1,174,747	$42,643	$27,232	$535,666	$886,175

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Year Ended August 31, 2016	Year Ended August 31, 2015
Operations
Net investment income (loss)	$(73,541)	$(139,032)
Net realized gain (loss) on investments	233,318	(609,517)
Net realized gain (loss) on futures contracts	—
Change in unrealized appreciation (depreciation) of investments	2,027,068
Change in unrealized appreciation (depreciation) of futures and options contracts	—	(3,604,605)
Net increase (decrease) in net assets resulting from operations	2,186,845	(4,353,154)

Distributions to shareholders
Distributions from realized capital gains on investments	—	(783)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	5,097,056	11,513,073
Total increase (decrease)	7,283,901	7,159,136

Net assets
Beginning of year	29,595,626	22,436,490
End of year	$36,879,527	$29,595,626
Including undistributed net investment income (loss) of:	$—	$—

California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	523,322	$6,197,158	194,746	$2,294,178
Shares issued in reinvestment of distributions	139,165	1,646,439	166,886	1,963,103
Shares repurchased	(1,222,216)	(14,527,592)	(949,266)	(11,157,543)
Net increase (decrease)	(559,729)	$(6,683,995)	(587,634)	$(6,900,262)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	652,912	$6,876,077	384,005	$4,014,509	94,649	$998,366	99,416	$1,042,202
Shares issued in reinvestment of distributions	24,511	258,321	26,664	279,002	3,610	37,994	4,842	50,736
Shares repurchased	(721,453)	(7,565,684)	(692,719)	(7,249,542)	(168,243)	(1,774,211)	(175,786)	(1,838,879)
Net increase (decrease)	(44,030)	$(431,286)	(282,050)	$(2,956,031)	(69,984)	$(737,851)	(71,528)	$(745,941)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	118,820	$1,208,657	65,249	$663,567	44,611	$447,203	36,445	$366,743
Shares issued in reinvestment of distributions	887	9,024	180	1,833	—	—	46	469
Shares repurchased	(226,249)	(2,300,719)	(120,389)	(1,224,074)	(61,691)	(618,711)	(74,416)	(749,975)
Net increase (decrease)	(106,542)	$(1,083,038)	(54,960)	$(558,674)	(17,080)	$(171,508)	(37,925)	$(382,763)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

The United States Treasury Trust	Direct Shares		K Shares
	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2016	Year Ended August 31, 2015
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	40,928,958	63,327,313	991,258	827,570
Shares issued in reinvestment of distributions	—	—		—
Shares repurchased	(54,670,886)	(83,000,904)	(1,172,457)	(1,189,643)
Net increase (decrease)	(13,741,928)	(19,673,591)	(181,199)	(362,073)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	326,492	$13,176,413	371,368	$15,289,729	38,069	$1,530,003	43,932	$1,826,574
Shares issued in reinvestment of distributions	123,967	5,040,646	59,860	2,471,846	7,364	299,894	3,175	130,803
Shares repurchased	(380,563)	(15,315,397)	(388,443)	(16,086,221)	(61,550)	(2,496,759)	(122,276)	(4,959,059)
Net increase (decrease)	69,896	$2,901,662	42,785	$1,675,354	(16,117)	$(666,862)	(75,169)	$(3,001,682)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	375,346	$9,533,143	222,791	$6,653,357	30,369	$764,766	37,031	$1,101,722
Shares issued in reinvestment of distributions	872,644	21,775,695	428,459	12,439,014	32,571	804,706	17,062	490,171
Shares repurchased	(1,078,306)	(27,097,754)	(1,173,107)	(34,829,973)	(56,563)	(1,467,008)	(107,655)	(3,203,705)
Net increase (decrease)	169,684	$4,211,084	(521,857)	$(15,737,602)	6,377	$102,464	(53,562)	$(1,611,812)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	362,655	$6,973,676	210,742	$4,481,991	71,439	$1,343,176	75,932	$1,585,647
Shares issued in reinvestment of distributions	216,445	4,229,379	157,320	3,210,535	50,276	964,049	40,774	814,580
Shares repurchased	(291,983)	(5,644,316)	(319,314)	(6,746,069)	(153,843)	(2,935,503)	(171,559)	(3,588,618)
Net increase (decrease)	287,117	$5,558,739	48,748	$946,457	(32,128)	$(628,278)	(54,853)	$(1,188,391)

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	268,324	$6,816,479	348,617	$9,213,866	34,444	$861,737	40,590	$1,065,123
Shares issued in reinvestment of distributions	231,099	5,823,161	123,615	3,266,713	6,923	173,353	2,788	73,089
Shares repurchased	(1,104,753)	(28,213,953)	(906,656)	(24,032,821)	(50,432)	(1,287,504)	(100,413)	(2,638,423)
Net increase (decrease)	(605,330)	$(15,574,313)	(434,424)	$(11,552,242)	(9,065)	$(252,414)	(57,035)	$(1,500,211)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	116,077	$923,966	141,088	$1,284,773	87,517	$699,199	104,972	$954,715
Shares issued in reinvestment of distributions	18,957	148,891	19,013	169,309	10,794	84,936	10,454	93,639
Shares repurchased	(147,754)	(1,178,800)	(339,374)	(3,078,618)	(146,934)	(1,182,156)	(186,358)	(1,709,054)
Net increase (decrease)	(12,720)	$(105,943)	(179,273)	$(1,624,536)	(48,623)	$(398,021)	(70,932)	$(660,700)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,206,740	$127,898,686	15,657,235	$171,345,548	391,917	$4,340,599	1,519,901	$16,196,760
Shares issued in reinvestment of distributions	212,176	2,388,270	104,547	1,150,685	5,053	53,742	3,105	33,272
Shares repurchased	(8,115,814)	(91,802,273)	(4,895,158)	(53,942,512)	(762,296)	(8,598,569)	(1,057,574)	(11,432,005)
Net increase (decrease)	3,303,102	$38,484,683	10,866,624	$118,553,721	(365,326)	$(4,204,228)	465,432	$4,798,027

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2016		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,190,114	$16,546,546	1,231,231	$18,525,990
Shares issued in reinvestment of distributions	—	—	52	757
Shares repurchased	(816,224)	(11,449,490)	(477,359)	(7,013,674)
Net increase (decrease)	373,890	$5,097,056	753,924	$11,513,073

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$11.69	$11.81	$11.27	$11.89	$11.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.29	0.28	0.33	0.38	0.41
Net gain (loss) on securities (both realized and unrealized)	0.24	(0.07)	0.54	(0.62)	0.51
Total from investment operations	0.53	0.21	0.87	(0.24)	0.92
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.28)	(0.33)	(0.38)	(0.41)
Distributions from capital gains	—	(0.05)	—	—	—
Total distributions	(0.29)	(0.33)	(0.33)	(0.38)	(0.41)
Net asset value, end of year	$11.93	$11.69	$11.81	$11.27	$11.89

Total return	4.60%	1.78%	7.80%	(2.12)%	8.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$84,422	$89,213	$97,111	$100,233	$105,786
Ratio of expenses to average net assets	0.69%	0.71%	0.73%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets	2.47%	2.41%	2.88%	3.29%	3.50%
Portfolio turnover	19%	12%	10%	11%	10%

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.42	$10.40	$10.38	$10.93	$10.79
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.14	0.14	0.19	0.19	0.20
Net gain (loss) on securities (both realized and unrealized)	0.20	0.02	0.02	(0.56)	0.13
Total from investment operations	0.34	0.16	0.21	(0.37)	0.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.14)	(0.19)	(0.18)	(0.19)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.15)	(0.14)	(0.19)	(0.18)	(0.19)
Net asset value, end of year	$10.61	$10.42	$10.40	$10.38	$10.93

Total return	3.25%	1.58%	2.03%	(3.38)%	3.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$19,754	$19,855	$22,746	$22,968	$26,927
Ratio of expenses to average net assets:
Before expense reimbursements	0.82%	0.83%	0.86%	0.86%	0.87%
After expense reimbursements	0.74%	0.74%	0.72%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.25%	1.27%	1.68%	1.62%	1.69%
After expense reimbursements	1.33%	1.38%	1.82%	1.76%	1.82%
Portfolio turnover	18%	18%	32%	6%	9%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.43	$10.41	$10.40	$10.96	$10.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.09	0.09	0.14	0.13	0.14
Net gain (loss) on securities (both realized and unrealized)	0.20	0.03	0.01	(0.55)	0.14
Total from investment operations	0.29	0.12	0.15	(0.42)	0.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.10)	(0.14)	(0.14)	(0.14)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.08)	(0.10)	(0.14)	(0.14)	(0.14)
Net asset value, end of year	$10.64	$10.43	$10.41	$10.40	$10.96

Total return	2.77%	1.13%	1.48%	(3.88)%	2.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,712	$5,349	$6,085	$7,103	$8,202
Ratio of expenses to average net assets:
Before expense reimbursements	1.32%	1.33%	1.36%	1.36%	1.37%
After expense reimbursements	1.24%	1.24%	1.22%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.75%	0.77%	1.18%	1.12%	1.19%
After expense reimbursements	0.84%	0.88%	1.32%	1.24%	1.32%
Portfolio turnover	18%	18%	32%	6%	9%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.16	$10.17		$10.17	$10.23	$10.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.00		(0.01)	(0.01)	0.05
Net gain (loss) on securities (both realized and unrealized)	0.02	(0.01)		0.01	(0.04)	(0.07)
Total from investment operations	0.04	(0.01)		—	(0.05)	(0.02)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	—		—	—	(0.05)
Distributions from capital gains	—	(0.00	)(b)	—	(0.01)	(0.02)
Total distributions	(0.02)	(0.00)		—	(0.01)	(0.07)
Net asset value, end of year	$10.18	$10.16		$10.17	$10.17	$10.23

Total return	0.38%	(0.07)%		0.00%	(0.43)%	(0.20)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,148	$5,223		$5,789	$6,819	$9,021
Ratio of expenses to average net assets:
Before expense reimbursements	0.95%	0.97%		1.06%	1.07%	0.98%
After expense reimbursements	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.12)%	(0.36)%		(0.60)%	(0.53)%	0.10%
After expense reimbursements	0.24%	0.02%		(0.13)%	(0.05)%	0.49%
Portfolio turnover	47%	33%		28%	50%	13%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.03	$10.10		$10.15	$10.25	$10.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.03)	(0.05)		(0.06)	(0.06)	(0.00)
Net gain (loss) on securities (both realized and unrealized)	0.02	(0.02)		0.01	(0.03)	(0.07)
Total from investment operations	(0.01)	(0.07)		(0.05)	(0.09)	(0.07)
LESS DISTRIBUTIONS
Dividends from net investment income	—	—		—	—	—
Distributions from capital gains	—	(0.00	)(b)	—	(0.01)	(0.02)
Total distributions	—	(0.00)		—	(0.01)	(0.02)
Net asset value, end of year	$10.02	$10.03		$10.10	$10.15	$10.25

Total return	(0.10)%	(0.66)%		(0.49)%	(0.85)%	(0.66)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,330	$1,503		$1,896	$1,898	$2,060
Ratio of expenses to average net assets:
Before expense reimbursements	1.45%	1.47%		1.56%	1.57%	1.48%
After expense reimbursements	1.09%	1.09%		1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.61)%	(0.86)%		(1.10)%	(1.04)%	(0.40)%
After expense reimbursements	(0.26)%	(0.48)%		(0.63)%	(0.56)%	(0.01)%
Portfolio turnover	47%	33%		28%	50%	13%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012
Net asset value, beginning of year	$1.00		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—
Total from investment operations	—		—		—		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total distributions	—		—		—		—		—
Net asset value, end of year	$1.00		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$72,482		$86,224		$105,897		$69,479		$74,617
Ratio of expenses to average net assets:
Before expense reimbursements	0.71%		0.70%		0.73%		0.76%		0.78%
After expense reimbursements	0.22	%(c)	0.03	%(c)	0.03	%(c)	0.07	%(c)	0.05%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.49)%		(0.67)%		(0.70)%		(0.69)%		(0.73)%
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%

K Shares	Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012
Net asset value, beginning of year	$1.00		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—
Total from investment operations	—		—		—		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total distributions	—		—		—		—		—
Net asset value, end of year	$1.00		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$2,470		$2,651		$3,013		$3,150		$2,508
Ratio of expenses to average net assets:
Before expense reimbursements	0.71%		0.70%		0.73%		0.76%		0.77%
After expense reimbursements	0.22	%(c)	0.03	%(c)	0.03	%(c)	0.07	%(c)	0.05%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.49)%		(0.67)%		(0.70)%		(0.69)%		(0.73)%
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$39.88	$40.61	$33.59	$28.78	$24.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.76	0.72	0.62	0.57	0.50
Net gain (loss) on securities (both realized and unrealized)	3.99	(0.58)	7.57	4.71	3.85
Total from investment operations	4.75	0.14	8.19	5.28	4.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.78)	(0.70)	(0.60)	(0.47)	(0.48)
Distributions from capital gains	(0.99)	(0.17)	(0.57)	—	—
Total distributions	(1.77)	(0.87)	(1.17)	(0.47)	(0.48)
Net asset value, end of year	$42.86	$39.88	$40.61	$33.59	$28.78

Total return	12.21%	0.29%	24.75%	18.50%	17.68%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$135,346	$123,138	$123,654	$101,124	$85,269
Ratio of expenses to average net assets:
Before expense reimbursements	0.47%	0.47%	0.50%	0.52%	0.54%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.77%	1.63%	1.52%	1.65%	1.70%
After expense reimbursements	1.88%	1.74%	1.66%	1.81%	1.88%
Portfolio turnover	1%	3%	1%	3%	3%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$39.87	$40.50	$33.63	$28.83	$24.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.56	0.51	0.43	0.41	0.37
Net gain (loss) on securities (both realized and unrealized)	3.99	(0.57)	7.55	4.74	3.86
Total from investment operations	4.55	(0.06)	7.98	5.15	4.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.55)	(0.40)	(0.54)	(0.35)	(0.35)
Distributions from capital gains	(0.99)	(0.17)	(0.57)	—	—
Total distributions	(1.54)	(0.57)	(1.11)	(0.35)	(0.35)
Net asset value, end of year	$42.88	$39.87	$40.50	$33.63	$28.83

Total return	11.65%	(0.19)%	24.08%	17.95%	17.08%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$7,981	$8,063	$11,236	$10,093	$8,166
Ratio of expenses to average net assets:
Before expense reimbursements	0.97%	0.97%	1.00%	1.02%	1.04%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.26%	1.13%	1.01%	1.15%	1.20%
After expense reimbursements	1.37%	1.24%	1.15%	1.31%	1.38%
Portfolio turnover	1%	3%	1%	3%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$28.41	$30.95	$26.54	$23.11	$21.68
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.26	0.25	0.24	0.30	0.18
Net gain (loss) on securities (both realized and unrealized)	2.73	(0.36)	5.61	4.81	2.35
Total from investment operations	2.99	(0.11)	5.85	5.11	2.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.28)	(0.24)	(0.27)	(0.15)
Distributions from capital gains	(4.47)	(2.15)	(1.20)	(1.41)	(0.95)
Total distributions	(4.71)	(2.43)	(1.44)	(1.68)	(1.10)
Net asset value, end of year	$26.69	$28.41	$30.95	$26.54	$23.11

Total return	11.86%	(0.45)%	22.63%	23.39%	12.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$136,371	$140,361	$169,020	$143,699	$123,478
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	0.62%	0.63%	0.64%	0.65%
After expense reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.98%	0.81%	0.76%	1.04%	0.72%
After expense reimbursements	1.02%	0.85%	0.81%	1.10%	0.80%
Portfolio turnover	11%	15%	10%	8%	11%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$28.18	$30.69	$26.38	$23.00	$21.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.13	0.10	0.09	0.18	0.06
Net gain (loss) on securities (both realized and unrealized)	2.71	(0.35)	5.58	4.77	2.36
Total from investment operations	2.84	(0.25)	5.67	4.95	2.42
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.11)	(0.16)	(0.16)	(0.04)
Distributions from capital gains	(4.47)	(2.15)	(1.20)	(1.41)	(0.95)
Total distributions	(4.59)	(2.26)	(1.36)	(1.57)	(0.99)
Net asset value, end of year	$26.43	$28.18	$30.69	$26.38	$23.00

Total return	11.31%	(0.93)%	22.01%	22.75%	11.69%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,086	$5,244	$7,355	$7,587	$6,417
Ratio of expenses to average net assets:
Before expense reimbursements	1.12%	1.12%	1.13%	1.14%	1.15%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.48%	0.31%	0.26%	0.54%	0.22%
After expense reimbursements	0.51%	0.35%	0.31%	0.61%	0.29%
Portfolio turnover	11%	15%	10%	8%	11%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$20.60	$21.55	$19.62	$15.71	$14.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.12	0.14	0.10	0.14	0.09
Net gain (loss) on securities (both realized and unrealized)	2.29	0.58	3.26	3.94	2.28
Total from investment operations	2.41	0.72	3.36	4.08	2.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.13)	(0.09)	(0.14)	(0.08)
Distributions from capital gains	(2.00)	(1.54)	(1.34)	(0.03)	(1.17)
Total distributions	(2.14)	(1.67)	(1.43)	(0.17)	(1.25)
Net asset value, end of year	$20.87	$20.60	$21.55	$19.62	$15.71

Total return	12.48%	3.50%	17.28%	26.14%	17.35%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$47,351	$40,823	$41,651	$34,838	$26,325
Ratio of expenses to average net assets:
Before expense reimbursements	0.77%	0.78%	0.82%	0.89%	0.92%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.56%	0.62%	0.38%	0.57%	0.45%
After expense reimbursements	0.60%	0.66%	0.46%	0.72%	0.63%
Portfolio turnover	12%	12%	13%	15%	0%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$20.24	$21.19	$19.36	$15.52	$14.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.03	(0.01)	0.06	0.02
Net gain (loss) on securities (both realized and unrealized)	2.25	0.58	3.21	3.87	2.26
Total from investment operations	2.27	0.61	3.20	3.93	2.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.02)	(0.03)	(0.06)	(0.01)
Distributions from capital gains	(2.00)	(1.54)	(1.34)	(0.03)	(1.17)
Total distributions	(2.04)	(1.56)	(1.37)	(0.09)	(1.18)
Net asset value, end of year	$20.47	$20.24	$21.19	$19.36	$15.52

Total return	11.89%	3.03%	16.64%	25.47%	16.83%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,279	$9,821	$11,448	$11,402	$9,505
Ratio of expenses to average net assets:
Before expense reimbursements	1.28%	1.28%	1.32%	1.39%	1.42%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.06%	0.12%	(0.13)%	0.10%	(0.05)%
After expense reimbursements	0.10%	0.16%	(0.04)%	0.25%	0.13%
Portfolio turnover	12%	12%	13%	15%	0%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$25.26	$25.98	$21.58	$18.13	$16.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.48	0.48	0.38	0.37	0.32
Net gain (loss) on securities (both realized and unrealized)	1.94	(0.74)	4.42	3.37	1.95
Total from investment operations	2.42	(0.26)	4.80	3.74	2.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.50)	(0.46)	(0.40)	(0.29)	(0.31)
Distributions from capital gains	(0.36)	—	—	—	—
Total distributions	(0.86)	(0.46)	(0.40)	(0.29)	(0.31)
Net asset value, end of year	$26.82	$25.26	$25.98	$21.58	$18.13

Total return	9.83%	(1.07)%	22.45%	20.80%	14.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$175,317	$180,408	$196,820	$157,350	$140,741
Ratio of expenses to average net assets:	0.78%	0.76%	0.83%	0.84%	0.88%
Ratio of net investment income (loss) to average net assets	1.90%	1.80%	1.58%	1.83%	1.85%
Portfolio turnover	20%	3%	3%	5%	4%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$25.09	$25.76	$21.40	$18.00	$16.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.35	0.34	0.25	0.27	0.23
Net gain (loss) on securities (both realized and unrealized)	1.93	(0.73)	4.39	3.34	1.93
Total from investment operations	2.28	(0.39)	4.64	3.61	2.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.28)	(0.28)	(0.21)	(0.22)
Distributions from capital gains	(0.36)	—	—	—	—
Total distributions	(0.76)	(0.28)	(0.28)	(0.21)	(0.22)
Net asset value, end of year	$26.61	$25.09	$25.76	$21.40	$18.00

Total return	9.30%	(1.56)%	21.81%	20.20%	13.59%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,897	$5,789	$7,413	$7,924	$6,640
Ratio of expenses to average net assets:	1.28%	1.26%	1.33%	1.34%	1.38%
Ratio of net investment income (loss) to average net assets	1.40%	1.30%	1.08%	1.33%	1.35%
Portfolio turnover	20%	3%	3%	5%	4%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$8.47	$9.64	$8.37	$7.40	$7.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.23	0.22	0.20	0.23	0.22
Net gain (loss) on securities (both realized and unrealized)	(0.53)	(1.17)	1.30	0.94	(0.21)
Total from investment operations	(0.30)	(0.95)	1.50	1.17	0.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.22)	(0.23)	(0.20)	(0.23)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.22)	(0.22)	(0.23)	(0.20)	(0.23)
Net asset value, end of year	$7.95	$8.47	$9.64	$8.37	$7.40

Total return	(3.49)%	(9.91)%	17.92%	15.96%	0.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,445	$5,906	$8,452	$7,306	$6,314
Ratio of expenses to average net assets:
Before expense reimbursements	1.30%	1.26%	1.29%	1.38%	1.43%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.58%	2.17%	1.81%	2.46%	2.58%
After expense reimbursements	2.88%	2.43%	2.10%	2.84%	3.01%
Portfolio turnover	0%	0%	15%	3%	0%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$8.50	$9.68	$8.38	$7.41	$7.63
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.19	0.18	0.14	0.19	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.53)	(1.17)	1.30	0.95	(0.22)
Total from investment operations	(0.34)	(0.99)	1.44	1.14	(0.03)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.19)	(0.14)	(0.17)	(0.19)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.18)	(0.19)	(0.14)	(0.17)	(0.19)
Net asset value, end of year	$7.98	$8.50	$9.68	$8.38	$7.41

Total return	(3.99)%	(10.34)%	17.19%	15.47%	(0.33)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,609	$4,254	$5,535	$5,795	$5,169
Ratio of expenses to average net assets:
Before expense reimbursements	1.80%	1.76%	1.79%	1.88%	1.93%
After expense reimbursements	1.50%	1.50%	1.49%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.09%	1.70%	1.22%	1.92%	2.13%
After expense reimbursements	2.39%	1.96%	1.51%	2.31%	2.56%
Portfolio turnover	0%	0%	15%	3%	0%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$11.00	$10.47	$7.92	$7.04	$5.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.09	0.11	0.11	0.08	0.04
Net gain (loss) on securities (both realized and unrealized)	1.27	0.49	2.55	0.86	1.36
Total from investment operations	1.36	0.60	2.66	0.94	1.40
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.07)	(0.11)	(0.06)	(0.03)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.11)	(0.07)	(0.11)	(0.06)	(0.03)
Net asset value, end of year	$12.25	$11.00	$10.47	$7.92	$7.04

Total return	12.46%	5.78%	33.77%	13.46%	24.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$298,123	$231,322	$106,475	$54,259	$36,220
Ratio of expenses to average net assets:
Before expense reimbursements	0.74%	0.75%	0.79%	0.83%	0.88%
After expense reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.57%	0.72%	0.95%	0.73%	0.27%
After expense reimbursements	0.82%	0.98%	1.25%	1.08%	0.66%
Portfolio turnover	7%	9%	3%	13%	24%

K Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.69	$10.18	$7.71	$6.85	$5.53
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (a)	0.03	0.05	0.06	0.04	0.01
Net gain (loss) on securities (both realized and unrealized)	1.24	0.48	2.48	0.84	1.31
Total from investment operations	1.27	0.53	2.54	0.88	1.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.02)	(0.07)	(0.02)	(0.00)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.03)	(0.02)	(0.07)	(0.02)	—
Net asset value, end of year	$11.93	$10.69	$10.18	$7.71	$6.85

Total return	11.96%	5.25%	33.11%	12.95%	23.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$15,500	$17,799	$12,214	$9,700	$9,473
Ratio of expenses to average net assets:
Before expense reimbursements	1.24%	1.25%	1.29%	1.33%	1.38%
After expense reimbursements	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.05%	0.22%	0.39%	0.24%	(0.28)%
After expense reimbursements	0.30%	0.48%	0.69%	0.58%	0.11%
Portfolio turnover	7%	9%	3%	13%	24%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	March 12, 2013(c) to August 31, 2013
Net asset value, beginning of year	$13.67	$15.90	$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.03)	(0.08)	(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	0.89	(2.15)	4.02	1.97
Total from investment operations	0.86	(2.23)	3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—
Distributions from capital gains	—	— (b)	—	—
Total distributions	—	—	—	—
Net asset value, end of year	$14.53	$13.67	$15.90	$11.96

Total return	6.29%	(14.02)%	32.94%	19.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$36,880	$29,596	$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.34%	1.54%	5.16%
After expense reimbursements	1.31%	1.34%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.22)%	(0.53)%	(0.78)%	(4.11)%
After expense reimbursements	(0.22)%	(0.53)%	(0.55)%	(0.19)%
Portfolio turnover	13%	22%	5%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Commencement of operations.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2016

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2016 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities(d)	Written Options	Total Liabilities
California Tax-Free Income Fund	$—	$84,925,094	$—		$84,925,094	$—	$—	$—
U.S. Government Securities Fund	—	24,269,239	—		24,269,239	—	—	—
Short-Term U.S. Government Bond Fund	—	5,392,953	—		5,392,953	—	—	—
The United States Treasury Trust Fund	—	72,870,631	—		72,870,631	—	—	—
S&P 500 Index Fund	141,318,212	—	1,857	(e)	141,320,069	(5,130)	—	(5,130)
S&P MidCap Index Fund	139,721,725	—	—		139,721,725	(8,400)	—	(8,400)
S&P SmallCap Index Fund	54,738,534	—	—		54,738,534	(9,940)	—	(9,940)
Shelton Core Value Fund	160,691,356	—	1,600,000	(f)	162,291,356	—	(412,759)	(412,759)
European Growth & Income Fund	8,862,978	—	—		8,862,978	—	—	—
Nasdaq-100 Index Fund	309,835,267	—	—		309,835,267	(2,375)	—	(2,375)
Shelton Green Alpha Fund	36,381,082	—	—		36,381,082	—	—	—

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,700,000
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	(100,000)
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$1,857	$1,600,000

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

	Fair Value as of 8/31/16	Valuation Techniques	Unobservable Input*	Input Values	Impact to valuation from an increase to input**
Amerityre Corp. 5% Preferred Conv.(a)	$1,600,000	Market comparables and estimated recovery proceeds	Market quotes, yield quotes and option valuation	$0.80 - $0.85	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.
**

Should the common stock rise over ten cents per share or fall below ten cents per share and maintain that level for a one-week period, a Pricing Committee meeting would be reconvened to evaluate the price valuation.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2016, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 18, 15, 14, and 38, respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2016. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended August 31, 2016:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund – Equity contracts	$5,130
S&P MidCap Index Fund – Equity contracts	$8,400
S&P SmallCap Index Fund – Equity contracts	$9,940
Nasdaq-100 Index Fund – Equity contracts	$2,375

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2016:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund – Equity contracts	$135,938	$79,738
S&P MidCap Index Fund – Equity contracts	$(277,785)	$250,780
S&P SmallCap Index Fund – Equity contracts	$12,852	$119,415
Nasdaq-100 Index Fund – Equity contracts	$(3,917)	$(55,630)

The previously disclosed derivative instruments outstanding as of August 31, 2016, and their effect on the Statement of Operations for the period ending August 31, 2016, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$1,753,961
S&P MidCap Index Fund – Equity contracts	$1,316,814
S&P SmallCap Index Fund – Equity contracts	$1,502,209
Nasdaq-100 Index Fund – Equity contracts	$5,498,885

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
European Growth & Income Fund	0.85%	0.85%	0.85%	0.85%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2016, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended August 31, 2016 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.08%	0.74%	1.24%	1/2/17
Short-Term U.S. Government Bond Fund	0.36%	0.59%	1.09%	1/2/17
The United States Treasury Trust(a)	0.49%	0.53%	1.03%	1/2/17
S&P 500 Index Fund	0.11%	0.36%	0.86%	1/2/17
S&P MidCap Index Fund	0.04%	0.58%	1.08%	1/2/17
S&P SmallCap Index Fund	0.04%	0.74%	1.24%	1/2/17
European Growth & Income Fund	0.30%	1.00%	1.50%	1/2/17
Nasdaq-100 Index Fund	0.25%	0.49%	0.99%	1/2/17

(a)	The Advisor is waiving fees to keep the yield non-negative for the United States Treasury Trust.

At August 31, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,269,595. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/17	Expires 8/31/18	Expires 8/31/19	Total
U.S. Government Securities Fund	$40,772	$24,827	$20,081	$85,680
Short-Term U.S. Government Bond Fund	38,985	26,812	24,167	89,964
The United States Treasury Trust	698,141	665,667	362,655	1,726,463
S&P 500 Index Fund	173,213	155,206	145,091	473,510
S&P MidCap Index Fund	84,423	62,001	52,995	199,419
S&P SmallCap Index Fund	42,358	20,187	18,440	80,985
European Growth & Income Fund	43,289	31,088	27,667	102,044
Nasdaq-100 Index Fund	258,331	517,857	705,792	1,481,980
Green Alpha Fund	29,550	0		29,550
Total	$1,409,062	$1,503,645	$1,356,888	$4,269,595

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended August 31, 2016, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$12,854	$12,854
Short-Term U.S. Government Bond Fund	3,654	3,654
S&P 500 Index Fund	19,827	19,827
S&P MidCap Index Fund	12,471	12,471
S&P SmallCap Index Fund	23,511	23,511
Shelton Core Value Fund	14,578	14,578
European Growth & Income Fund	9,663	9,663
Nasdaq-100 Index fund	40,465	40,465
United States Treasury Trust	—	—

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2016 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$16,143,989	$19,482,467	$16,143,989	$19,482,467
U.S. Government Securities Fund	4,283,059	4,896,602	—	—
Short-Term U.S. Government Bond Fund	3,117,172	4,255,111	—	—
S&P 500 Index Fund	697,282	2,922,592	697,282	2,922,592
S&P MidCap Index Fund	15,024,028	30,944,766	15,024,028	30,944,766
S&P SmallCap Index Fund	6,043,088	6,517,382	6,043,088	6,517,382
Shelton Core Value Fund	35,647,296	71,124,418	35,647,296	71,124,418
European Growth & Income Fund	42,375	634,248	42,375	634,248
Nasdaq-100 Index Fund	53,078,418	19,602,535	53,078,418	19,602,535
Shelton Green Alpha Fund	11,536,506	4,052,478	11,536,506	4,052,478

Note 4 – OPTIONS WRITTEN

Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

Fair Value of Derivative Instruments — The fair value of derivative instruments for the Funds as of the year ended August 31, 2016, was as follows:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$ 412,759

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended August 31, 2016, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/ (Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$ 395,040	$ (30,046)

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

Volume of derivative instruments held by the Funds during the year ended August 31, 2016, was as follows:

Derivative Type	Unit Of Measurement	Average**
Written Option Contracts	Contracts	$ (352,713)

**	Shelton Core Value Fund began writing options calls in March 2016. This average represents the month end trading average from March 2016-August 2016.

A summary of option contracts written by the Shelton Core Value Fund during the fiscal year ended August 31, 2016 was as follows:

Written option activity for the period was as follows:	Number of Contracts	Amount of Premiums
Options outstanding as of August 31, 2015	—	$—
Options written	(20,709)	(1,599,493)
Options closed or expired	14,101	856,616
Options exercised	4,194	360,164
Options outstanding as of August 31, 2016	(2,414)	(382,713)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2016, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
U.S. Government Securities Fund	$—	$9,589	$(9,589)
Short-Term U.S. Government Bond Fund	(2,311)	2,588	(277)
S&P 500 Index Fund	—	(248)	248
S&P Mid Cap Index Fund	1,268,508	(81,632)	(1,186,876)
S&P Small Cap Index Fund	—	55,621	(55,621)
European Growth & Income Fund	(9,647)	9,656	(9)
Shelton Green Alpha Fund	(73,541)	73,541	—

The Shelton Green Alpha Fund offset net operating losses of $73,541 to Paid-In-Capital in the amounts reclassed above.

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2016 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)	Total Distributable Earnings
California Tax-Free Income Fund	$106,084	$234,699	$—	$6,106,827	$—	$6,447,610
U.S. Government Securities Fund	59,581	—	(449,708)	1,005,450	—	615,323
Short-Term U.S. Government Bond Fund	1,250	1,237	—	16,200	—	18,687
The United States Treasury Trust	—	—	(2,154)	—		(2,154)
S&P 500 Index Fund	955,739	1,037,025	—	78,365,764	—	80,358,528
S&P Mid Cap Index Fund	24,965	10,145,474	—	56,258,121		66,428,560
S&P Small Cap Index Fund	206,917	2,153,388	—	16,025,762	—	18,386,067
Shelton Core Value Fund	1,202,248	19,583,795	—	69,886,133	—	90,672,176
European Growth & Income Fund	42,643	—	(1,455,934)	984,689	—	(428,602)
Nasdaq-100 Index Fund	535,666	—	(1,588,203)	75,893,933	—	74,841,396
Green Alpha Fund	—	—	(347,449)	1,103,695	—	756,246

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, tax equalization, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2015-August 31, 2016 to the period ending August 31, 2017.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2017.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

Capital Losses: Capital loss carry forwards, as of August 31, 2016, available to offset future capital gains, if any, are as follows:

Expiring	U.S. Government Securities Fund	United States Treasury Trust Fund	European Growth & Income Fund		Nasdaq-100 Index Fund	Shelton Green Alpha Fund
2017	$62,570	$—	$		$385,355	$—
2018	141,867			124,746	596,391
2019	245,271			205,587
Long Term with No Expiration	—			1,123,707	606,457
Short Term with No Expiration	—	2,154		1,894		347,449
Total	$449,708	$2,154		$1,455,934	$1,588,203	$347,449

$9,647 of capital loss carry forwards expired at August 31, 2016 for European Growth & Income Fund.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2016 and 2015was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2015	$—	$27,789	$339,803	$2,263,713	$2,631,305
	2016	—	—		2,175,617	2,175,617
U.S. Government Securities Fund	2015	—	339,710	—	—	339,710
	2016	—	304,564	—	—	304,564
Short-Term U.S. Government Bond Fund	2015	—	—	2,313	—	2,313
	2016	—	9,179	—	—	9,179
The United States Treasury Trust	2015	—	—	—	—	—
	2016	—	—	—	—	—
S&P 500 Index Fund	2015	—	2,575,228	260,414	—	2,835,642
	2016	—	2,597,816	3,233,627	—	5,831,443
S&P Mid Cap Index Fund	2015	—	1,781,040	11,622,126	—	13,403,166
	2016	—	1,309,627	22,196,144	—	23,505,771
S&P Small Cap Index Fund	2015	—	455,642	3,613,614	—	4,069,256
	2016	—	408,132	4,842,659	—	5,250,791
Shelton Core Value Fund	2015	—	3,470,591	—	—	3,470,591
	2016	—	3,534,457	2,624,819	—	6,159,276
European Growth & Income Fund	2015	—	264,097	—	—	264,097
	2016	—	234,972	—	—	234,972
Nasdaq-100 Index Fund	2015	—	1,245,482	—	—	1,245,482
	2016	—	2,545,230	—	—	2,545,230
Green Alpha Fund	2015	—	—	783	—	783
	2016	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2016.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$5,130	$—	$5,130	$—	$5,130	$—
		5,130	—	5,130	—	5,130	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2016

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P MidCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$8,400	$—	$8,400	$—	$8,400	$—
		8,400	—	8,400	—	8,400	—

S&P SmallCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$9,940	$—	$9,940	$—	$9,940	$—
		9,940	—	9,940	—	9,940	—

Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$2,375	$—	$2,375	$—	$2,375	$—
		2,375	—	2,375	—	2,375	—

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 – RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 8 – SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Shelton Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund, each a series of shares of beneficial interest of the Shelton Funds (the “Trust”), including the portfolios of investments, as of August 31, 2016 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the financial highlights for each of the three years in the period then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2016, by correspondence with the custodian and brokers or through other appropriate audit procedures where replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund as of August 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the financial highlights for each of the three years in the period then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 28, 2016

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of February 29, 2016. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2015, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since August, 1998 Since July, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Teresa E. Axelson	1050 17th Street, Suite 1710 Denver, CO 80265	1947	Chief Compliance Officer, Secretary	Since November, 2011 Since November, 2012

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson

Chief Compliance Officer, Shelton Capital Management, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

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1050 17th St, Ste 1710

Denver, CO 80265

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $127,600 for the fiscal year ended August 31, 2016 and $127,600 for the fiscal year ended August 31, 2015.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,950 for the fiscal year ended August 31, 2016 and $26,950 for the fiscal year ended August 31, 2015.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2016 and $0 for the fiscal year ended August 31, 2015.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 31, 2016

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 31, 2016